As filed with the Securities and Exchange Commission on September 20, 2017

File No. 333-

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.___

☐  Post-Effective Amendment No. ___

(Check appropriate box or boxes)

MIRAE ASSET DISCOVERY FUNDS

(Exact Name of Registrant as Specified in Charter)

625 Madison Avenue, 3rd Floor

New York, New York 10022

(Address of Principal Executive Offices)

(212) 205-8300

(Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:	With a copy to:

Peter T. C. Lee	Michael P. Malloy
Mirae Asset Discovery Funds	Drinker Biddle & Reath LLP
625 Madison Avenue, 3rd Floor	One Logan Square, Suite 2000
New York, New York 10022	Philadelphia, Pennsylvania 19103-6996

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of Beneficial Interest of the Asia Fund.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

MIRAE ASSET DISCOVERY FUNDS

625 Madison Avenue, 3rd Floor

New York, New York 10022

1-212-205-8300

____________, 2017

Dear Shareholder:

The Board of Trustees (the “Board”) of Mirae Asset Discovery Funds (the “Trust”) has approved the reorganization of the Asia Great Consumer Fund, a series of the Trust (the “Acquired Fund”), with and into the Asia Fund, also a series of the Trust (the “Acquiring Fund and, together with the Acquired Fund, the “Funds”). It is expected that the reorganization will be completed on or about _______, 2017.

The reorganization will be effected pursuant to a Plan of Reorganization (the “Plan”). In the reorganization, all of the assets of the Acquired Fund will be transferred to the Acquiring Fund, in exchange for shares of the corresponding class of the Acquiring Fund of equal aggregate value and the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund. The shares of the Acquiring Fund then will be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Holders of shares of the Acquired Fund will hold, immediately after the reorganization, shares of the class of the Acquiring Fund having an aggregate value equal to the aggregate value of the corresponding class of shares the shareholder held in the Acquired Fund immediately prior to the reorganization as follows:

Asia Great Consumer Fund (Acquired Fund)		Asia Fund (Acquiring Fund)
Class A shares	à	Class A shares
Class C shares	à	Class C shares
Class I shares	à	Class I shares

It is expected that the reorganization of the Acquired Fund should be effected on a tax-free basis for federal income tax purposes. The Funds’ investment manager, Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Investment Manager”), will bear all out-of-pocket costs related to the reorganization, including legal and audit expenses and the expenses of preparation, assembling and mailing the enclosed Combined Prospectus/Information Statement.

Mirae Asset USA believes that the Acquired Fund has minimal future growth prospects and that shareholders of the Acquired Fund will benefit from the increased commercial viability, and potential operating efficiencies and economies of scale that may be achieved by combining the Acquired Fund’s assets with the Acquiring Fund, rather than continuing to operate the Acquired Fund separately. Mirae Asset USA also believes that the Acquiring Fund’s identical investment objective and similar strategies make it compatible with the Acquired Fund; however the Acquired Fund has a narrower niche investment strategy, as compared to the broader-based strategy of the Acquiring Fund. Mirae Asset USA also considered the future prospects of the Acquired Fund if the reorganization is not effected, including the possibility that the Acquired Fund might be liquidated because of minimal future growth prospects because of its narrower niche investment style that is out of favor with investors.

After considering Mirae Asset USA’s recommendation, the Board concluded that the reorganization would be in the best interests of the Acquired Fund and the Acquiring Fund and their respective shareholders and that the shareholders’ interests will not be diluted as a result of the reorganization.

The reorganization does not require a shareholder vote, and you are not being asked to vote. However, we ask that you review the enclosed Combined Prospectus/Information Statement, which contains information about the Acquiring Fund, outlines differences between the Acquired Fund and the Acquiring Fund, and provides details about the terms and conditions of the reorganization, including the reasons for the reorganization. If you have any questions about the reorganization, please do not hesitate to contact Mirae Asset Discovery Funds at 1-888-335-3417.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

Sincerely,

Peter T. C. Lee
President

IMPORTANT NOTICE

TO SHAREHOLDERS OF THE ASIA GREAT CONSUMER FUND

QUESTIONS & ANSWERS

The enclosed Combined Prospectus/Information Statement describes the contemplated reorganization of the Asia Great Consumer Fund of Mirae Asset Discovery Funds (the “Acquired Fund”) into the Asia Fund of Mirae Asset Discovery Funds (the "Acquiring Fund" and together with the Acquired Fund, the "Funds"). We recommend that you read the complete Combined Prospectus/Information Statement. For your convenience, we have provided a brief overview of the reorganization.

Q: WHAT IS HAPPENING?

A: Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Investment Manager”), each Fund's investment manager, is proposing to combine the assets of the Acquired Fund with the Acquiring Fund.

Under the reorganization, the Acquired Fund will transfer all of its assets in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities. The Acquired Fund will then distribute the shares of the Acquiring Fund to shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Existing shareholders of the Acquired Fund’s Class A shares, Class C shares and Class I shares will become shareholders of the Acquiring Fund’s Class A, Class C and Class I shares, respectively. Immediately after the reorganization, each shareholder will hold Class A, Class C or Class I shares of the Acquiring Fund equal in aggregate net asset value to the class of shares of the Acquired Fund that shareholder held immediately prior to the reorganization.

Q: HOW WILL THE REORGANIZATION AFFECT ME?

A: In connection with the reorganization, an account will be set up in your name with the Acquiring Fund (if you do not already have an account) and you will receive shares of the corresponding class of the Acquiring Fund. The aggregate net asset value of the shares of the class that you receive in the reorganization relating to your Acquired Fund shares will equal the aggregate net asset value of the corresponding class of shares you own immediately prior to the reorganization. As a result of the reorganization, however, a shareholder of the Acquired Fund will hold a smaller percentage of ownership in the combined fund than he or she held in the Acquired Fund prior to the reorganization.

Q. WHY IS THE REORGANIZATION OCCURRING?

A: After careful consideration, the Board of Trustees of the Mirae Asset Discovery Funds (the "Board"), including a majority of the independent Trustees by separate vote, has determined that the reorganization is in the best interests of the Acquired Fund and the Acquiring Fund and their shareholders and the interests of their respective shareholders will not be diluted as a result of the reorganization. The Board has determined that, after the reorganization, shareholders of the Acquired Fund and the Acquiring Fund may benefit among other things from (i) the increased commercial viability of the combined Fund; and (ii) potential operating efficiencies and (iii) economies of scale of the combined Fund.

The Board also considered the Funds’ identical investment objectives (to achieve long-term capital growth) and similar, but not identical, investment strategies. Under normal circumstances, each Fund seeks to achieve its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes in equity securities of issuers in Asia, excluding Japan, or that are tied economically to Asia, excluding Japan.

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The Acquiring Fund invests in securities that are “Sector Leaders,” meaning issuers that are highly ranked, or are those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable. On the other hand, the Acquired Fund has a narrower, less diverse strategy in that it invests in securities that are expected to be beneficiaries of the increasing consumption and growing purchasing power of individuals in the world’s emerging markets. Despite these differences in investment strategies, the Board concluded that there were sufficient similarities between the Funds to provide a sound basis for the reorganization. In addition, the Board considered the relative performance of the Funds over various time periods.

While the Board considered other options for the Acquired Fund, including liquidation of the Fund, a reorganization with the Acquiring Fund was determined to be the most beneficial outcome for shareholders. The Board also considered the future prospects of the Acquired Fund if the reorganization was not effected, including the possibility that the Fund might be liquidated because of a lack of commercial viability.

Q: WHO WILL ADVISE THE ACQUIRING FUND ONCE THE REORGANIZATION IS COMPLETED?

A: As you know, the Acquired Fund is managed by Mirae Asset USA and sub-managed by Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong”). The Acquiring Fund also is managed by Mirae Asset USA and sub-managed by Mirae Asset Hong Kong, and will continue to be advised by Mirae Asset USA and sub-managed by Mirae Asset Hong Kong once the reorganization is completed. Each Fund has different portfolio managers, and the portfolio manager for the Acquiring Fund will manage the combined Fund after the reorganization.

Q: WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER SIMILAR FEE IN CONNECTION WITH THE REORGANIZATION?

A: No, you will not pay any sales load, commission or other similar fee in connection with the reorganization. Class A shares of both the Acquired and Acquiring Fund have a maximum sales charge of 5.75% and Class C and Class A shares of both the Acquired and Acquiring Fund have a 1.00% redemption fee under certain circumstances. Therefore, future purchases of additional Class A shares or redemptions of Class C or Class A shares after the reorganization may be subject to a sales charge or redemption fee to the same extent had the reorganization not occurred. For purposes of determining whether to impose a redemption fee, the period of time that you held the Acquired Fund shares will be added to your holding period of the Acquiring Fund shares after the reorganization.

Q: HOW WILL THE FEES AND EXPENSES OF THE ACQUIRED FUND CHANGE AS A RESULT OF THE REORGANIZATION?

A: The combined Fund will have the same management fee as is currently paid by the Acquired Fund, which is the same as the Acquiring Fund. While the gross annual operating expenses of each class of the Acquiring Fund differ from, and tend to be higher than, those of the corresponding class of the Acquired Fund, the gross expense ratio of each class of the combined Fund after the reorganization is estimated to be lower than the expense ratio of each corresponding class of the Acquired Fund In addition, the Investment Manager has contractually agreed to cap the fees and expenses of each class of shares of both the Acquired and Acquiring Fund at the same levels until August 31, 2018 and therefore, the net operating expenses both before and after the reorganization are expected to be the same so long as the fee and expense cap remains in effect.

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The following tables show (i) the Acquired and Acquiring Fund’s contractual management fee and gross annual and net annual operating expenses and (ii) the contractual management fee and the estimated pro forma gross annual and net annual operating expenses of the Acquiring Fund after the reorganization.

Acquired Fund/Acquiring Fund (before reorganization)	Class	Management Fee	Gross Annual Operating Expenses	Net Annual Operating Expenses*	Annual Operating Expenses Limitation**
Asia Great Consumer Fund	Class A	1.00%	2.17%	1.56%	1.50%
Asia Fund	Class A	1.00%	4.66%	1.56%	1.50%

Asia Great Consumer Fund	Class C	1.00%	2.96%	2.32%	2.25%
Asia Fund	Class C	1.00%	6.12%	2.32%	2.25%

Asia Great Consumer Fund	Class I	1.00%	1.79%	1.32%	1.25%
Asia Fund	Class I	1.00%	2.27%	1.32%	1.25%

Acquiring Fund (after the reorganization)	Class	Management Fee	Pro Forma Gross Annual Operating Expenses	Pro Forma Net Annual Operating Expenses*	Pro Forma Operating Expenses Limitation**
Asia Fund	Class A	1.00%	1.96%	1.56%	1.50%
	Class C	1.00%	2.72%	2.32%	2.25%
	Class I	1.00%	1.72%	1.32%	1.25%

*The net annual operating expense ratio shown is for the year ended April 30, 2017. This is a blended ratio of the current expense limitation in effect as of August 28, 2016 and the higher limit in effect prior to that date.

**Expense limitation agreement in effect at April 30, 2017.

Q: HOW DOES THE PERFORMANCE OF THE ACQUIRING FUND COMPARE TO THE PERFORMANCE OF THE ACQUIRED FUND?

A: Although past performance is no assurance of future results, the performance of the Acquiring Fund over the one-year, five-year and since inception periods ended December 31, 2016 was better than the Acquired Fund. Performance information for both Funds is included in the accompanying Combined Prospectus/Information Statement.

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Q: WILL I HAVE TO PAY ANY FEDERAL TAXES AS A RESULT OF THE REORGANIZATION?

A: The reorganization is currently expected to qualify as a tax-free "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. If the reorganization so qualifies, in general, the Acquired Fund will not recognize any gain or loss as a result of the transfer of its assets and liabilities in exchange solely for shares of the Acquiring Fund and the assumption of the Acquired Fund’s liabilities by the Acquiring Fund under the reorganization or as a result of the Acquired Fund's liquidation. You also will not recognize any gain or loss upon your receipt of shares of the Acquiring Fund in connection with the reorganization.

To the extent that, prior to the reorganization, the portfolio holdings of the Acquired Fund are sold by the Acquired Fund, whether in the ordinary course of business or in anticipation of the reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio holdings are sold and the Acquired Fund's basis in such holdings. Immediately prior to the reorganization, the Acquired Fund will declare and pay a final distribution to its shareholders of its remaining undistributed investment company taxable income and net capital gain, if any.

Q: WHO WILL PAY FOR THE REORGANIZATION?

A: Mirae Asset USA will bear all out-of-pocket costs related to the reorganization, including legal and audit expenses and the expenses of preparation, assembling and mailing the Combined Prospectus/Information Statement.

Q: WHAT IF I REDEEM MY SHARES BEFORE THE REORGANIZATION TAKES PLACE?

A: If you choose to redeem your shares before the reorganization takes place, the redemption will be treated as a normal redemption of shares and, generally, will be a taxable transaction on which gain or loss may be recognized and you may be charged a redemption fee on your redemption of Class C or Class A shares.

Q: WHOM DO I CONTACT FOR FURTHER INFORMATION?

A: You may call the Mirae Asset Discovery Funds at 1-888-335-3417.

Important additional information about the reorganization is set forth in the accompanying Combined Prospectus/Information Statement. Please read it carefully.

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MIRAE ASSET DISCOVERY FUNDS

625 Madison Avenue, 3rd Floor

New York, New York 10022

1-212-205-8300

COMBINED PROSPECTUS/INFORMATION STATEMENT

This Combined Prospectus/Information Statement is being furnished to shareholders of the Asia Great Consumer Fund (the “Acquired Fund”) in connection with a Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees (the “Board”) of Mirae Asset Discovery Funds (the “Trust”). Under the Plan, (1) all of the assets of the Acquired Fund will be transferred to the Asia Fund of the Trust (the “Acquiring Fund”), in exchange for shares of the corresponding class of the Acquiring Fund of equal aggregate value and the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund; and (2) such shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund (the “Reorganization”). Holders of shares of the Acquired Fund will hold, immediately after the Reorganization, shares of the class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the corresponding class of shares such shareholder held in the Acquired Fund immediately prior to the Reorganization. The Reorganization is expected to be completed on or about __________, 2017.

Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Investment Manager”), the investment manager of the Acquired Fund and the Acquiring Fund, has undertaken to pay all out-of-pocket costs related to the Reorganization, including legal and audit expenses and the expenses of preparation, assembling and mailing the Combined Prospectus/Information Statement.

The Board believes that the Reorganization is in the best interests of the Acquired Fund and Acquiring Fund and their respective shareholders, and that the interests of the shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is structured as a tax-free transaction for the Acquired Fund and its shareholders. Shareholders of the Acquired Fund are not being asked to vote on the Plan or approve the Reorganization.

The Acquired Fund and Acquiring Fund are series of the Trust, a Delaware statutory trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust currently consists of [4] separate series including the Acquired Fund and Acquiring Fund. The Board is responsible for the management and business affairs of the Acquired Fund and the Acquiring Fund.

This Combined Prospectus/Information Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Fund, the Acquiring Fund and the Reorganization. This Combined Prospectus/Information Statement incorporates by reference the following documents, which contain additional information about the Acquired Fund and the Acquiring Fund:

-	a Statement of Additional Information dated [ ], 2017 (the "Reorganization SAI"), relating to this Combined Prospectus/Information Statement;
-	The Prospectus dated August 28, 2017 of the Mirae Asset Discovery Funds, including the Acquired Fund and Acquiring Fund;
-	The Statement of Additional Information dated August 28, 2017 of the Mirae Asset Discovery Funds, including the Acquired Fund and Acquiring Fund; and

-	The audited financial statements, financial highlights, and related Report of Independent Registered Public Accounting Firm for the Acquired Fund and Acquiring Fund included in the Trust’s Annual Report for the year ended April 30, 2017. No other parts of the Trust’s Annual Report are incorporated herein by reference.

Each Acquired Fund Prospectus dated August 28, 2017 and Annual Report to Shareholders for the fiscal year ended April 30, 2017, containing audited financial statements have been previously mailed to shareholders. Copies of these documents are available upon request and without charge by contacting Mirae Asset Discovery Funds at 4249 Easton Way, Suite 400, Columbus, Ohio 43219 or by calling 1-888-335-3417. You may also request copies of any of the foregoing documents by email request to: http://investments.miraeasset.us.

You may also copy and review information about the Funds at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

This Combined Prospectus/Information Statement and the enclosures are expected to be first sent to shareholders on or about [_____], 2017. THIS IS NOT A REQUEST FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Combined Prospectus/Information Statement is [__________], 2017.

MIRAE ASSET DISCOVERY FUNDS

625 Madison Avenue, 3rd Floor

New York, New York 10022

1-212-205-8300

COMBINED PROSPECTUS/INFORMATION STATEMENT

DATED [_], 2017

SYNOPSIS

THE REORGANIZATION

The Board of Trustees (the “Board”) of the Mirae Asset Discovery Funds (the “Trust”), including a majority of the independent Trustees, by separate vote, reviewed and approved the Plan of Reorganization (the “Plan”) that provides for the reorganization (the “Reorganization”) of the Asia Great Consumer Fund (the “Acquired Fund”) with and into the Asia Fund (the “Acquiring Fund”) on the closing date (the “Closing Date”) of which is expected to be on or about __________, 2017.

Pursuant to the Plan, the Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund. The Acquired Fund will then distribute the shares of the Acquiring Fund to its shareholders in complete liquidation of the Acquired Fund as follows: Class A shareholders of the Acquired Fund will receive Class A shares of the Acquiring Fund; Class C shareholders of the Acquired Fund will receive Class C shares of the Acquiring Fund; and Class I shareholders of the Acquired Fund will receive Class I shares of the Acquiring Fund. Immediately after the Reorganization, each person who held shares in the Acquired Fund will hold shares in the corresponding class of the Acquiring Fund with the same aggregate value as that person’s interest in the Acquired Fund as of the Closing Date.

The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. Among the significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Acquired Fund and the Acquiring Fund and their shareholders for federal income tax purposes as described further below.

This description of the Reorganization is qualified by reference to the full text of the Plan, which is attached hereto as Appendix A.

Mirae Asset Global Investments (USA) LLC, the Funds’ investment manager, will bear all out-of-pocket costs related to the reorganization, including legal and audit expenses and the expenses of preparation, assembling and mailing the Combined Prospectus/Information Statement.

The Board determined that the Reorganization is in the best interests of the Acquired Fund and Acquiring Fund and their shareholders, and that interests of the shareholders of the Funds will not be diluted as a result of the Reorganization.

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COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

This section will help you compare the investment objectives, principal investment strategies and limitations of the Acquired Fund and the Acquiring Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds’ Prospectus and Statement of Additional Information.

The Acquired Fund and Acquiring Fund have identical investment objectives, similar, although not identical, investment strategies, and identical fundamental investment limitations, as discussed below and at Appendix B. The investment objective and fundamental investment limitations of each Fund may not be changed by the Board without shareholder approval; however, the investment strategies may be changed by the Board without shareholder approval. Shareholders will, however, be notified of any changes. Any such change may result in a Fund having an investment strategy different from the strategy that the shareholder considered appropriate at the time of investment in the Fund. Each Fund’s investment objective and principal investment strategies are provided in the table below (the differences are highlighted).

Asia Great Consumer Fund (Acquired Fund)	Asia Fund (Acquiring Fund)
Investment Objective	Investment Objective
To achieve long-term capital growth.	To achieve long-term capital growth.

Principal Investment Strategies	Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Asia, excluding Japan, or (ii) that are tied economically to Asia, excluding Japan, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the increasing consumption and growing purchasing power of individuals in the world’s emerging markets. This is a non-fundamental policy of the Fund; such policy may be changed with Board approval (shareholder approval is not required), with 60 days’ prior notice to shareholders.	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Asia, excluding Japan or (ii) that are tied economically to Asia, excluding Japan, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. This is a non-fundamental policy of the Fund; such policy may be changed with Board approval (shareholder approval is not required), with 60 days’ prior notice to shareholders.

The Investment Manager’s Great Consumer investment strategy focuses on investments that the Investment Manager believes will benefit from the collective direct and indirect economic effect resulting from increased consumption activities and growing purchasing power of individuals within the world’s emerging economies.	The Investment Manager defines “Sector Leaders” to be those issuers that are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Investment Manager expects that emerging markets will experience rapid growth in domestic consumption driven by key trends such as population growth, increasing industrialization, income growth, wealth accumulation, increasing consumption among youths and the pursuit of a higher quality of life. The Fund will invest in issuers across a range of industry sectors that may benefit from increasing consumption in emerging markets. Such industries may include, but are not limited to, consumer staples, consumer discretionary, financial, information technology, healthcare and telecommunication services.	The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: (i) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; (ii) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and (iii) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

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For market capitalization determination, the Investment Manager considers, on a country-by-country basis, the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS.

For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Investment Manager considers Asia to include, primarily, China (including Hong Kong and Macau), India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand. The Investment Manager determines that an investment is tied economically to Asia, excluding Japan, if such investment satisfies one or more of the following conditions: (i) the issuer’s primary trading market is in Asia, excluding Japan; (ii) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in Asia, excluding Japan; (iii) the investment is included in an index representative of Asia, excluding Japan; and (iv) the investment is exposed to the economic risks and returns of Asia, excluding Japan.	The Investment Manager considers Asia to include, primarily, China (including Hong Kong and Macau), India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand. The Investment Manager determines that an investment is tied economically to Asia, excluding Japan, if such investment satisfies one or more of the following conditions: (i) the issuer’s primary trading market is in Asia, excluding Japan; (ii) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in Asia, excluding Japan; (iii) the investment is included in an index representative of Asia, excluding Japan; and (iv) the investment is exposed to the economic risks and returns of Asia, excluding Japan.

The Fund may invest a significant portion of its assets in securities that are traded in currencies other than U.S. dollars; therefore the Fund may buy and sell foreign (non-U.S.) currencies to facilitate transactions in portfolio securities. The Fund usually does not hedge against possible variations in exchange rates.	The Fund may invest a significant portion of its assets in securities that are traded in currencies other than U.S. dollars; therefore the Fund may buy and sell foreign (non-U.S.) currencies to facilitate transactions in portfolio securities. The Fund usually does not hedge against possible variations in exchange rates.

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The Fund is classified as “diversified” under the 1940 Act). To be diversified, at least 75% of the value of the Fund’s total assets must be comprised of (i) cash and cash items, (ii) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) securities of other investment companies, or (iv) other securities, provided that no more than 5% of the value of the Fund’s total assets are invested in the securities of a single issuer and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The remaining 25% of the value of the Fund’s total assets may be invested in a single issuer, or in multiple issuers not subject to the above limitations.	The Fund is classified as “diversified” under the 1940 Act. To be diversified, at least 75% of the value of the Fund’s total assets must be comprised of (i) cash and cash items, (ii) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) securities of other investment companies, or (iv) other securities, provided that no more than 5% of the value of the Fund’s total assets are invested in the securities of a single issuer and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The remaining 25% of the value of the Fund’s total assets may be invested in a single issuer, or in multiple issuers not subject to the above limitations.

The Fund may sell a security for a variety of reasons. At any given time the Fund may sell a security that the Investment Manager thinks is approaching full valuation. Additionally, the Fund may sell a security if changing circumstances affect the original reasons for its purchase, a company exhibits deteriorating fundamentals, or more attractive opportunities are identified.	The Fund may sell a security for a variety of reasons. At any given time the Fund may sell a security that the Investment Manager thinks is approaching full valuation. Additionally, the Fund may sell a security if changing circumstances affect the original reasons for its purchase, a company exhibits deteriorating fundamentals, or more attractive opportunities are identified.

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.	The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund may invest in securities of any market capitalization.	The Fund may invest in securities of any market capitalization.

Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (“ADRs”), which are traded in U.S. markets and are U.S. dollar-denominated, and Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are traded in foreign markets and may not be denominated in the same currency as the security they represent.	Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (“ADRs”), which are traded in U.S. markets and are U.S. dollar-denominated, and Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are traded in foreign markets and may not be denominated in the same currency as the security they represent.

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Each Fund has an investment strategy to invest in equity securities of issuers in Asia, excluding Japan, or that are tied economically to Asia, excluding Japan. Both Funds use the same criteria to determine if an issuer is located in Asia or tied economically to Asia and both may invest in securities of any market capitalization. Both Funds are diversified under the 1940 Act, and each can purchase equity securities (i.e., common stock, preferred stock and depositary receipts, including ADRs, GDRs and EDRs) and may trade in foreign currencies. Both Funds use the same benchmark index against which to measure their performance, the MSCI All Country (AC) Asia ex-Japan Index, which is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of Asia, excluding Japan. Both Funds have the same sell philosophy and may engage in active and frequent trading of portfolio securities. However, there are some important differences between the Funds’ investment strategies as follows:

•	The Acquired Fund invests in securities that are expected to be beneficiaries of the increasing consumption and growing purchasing power of individuals in the world’s emerging markets. This investment strategy focuses on investments that the Investment Manager believes will benefit from the collective direct and indirect economic effect resulting from increased consumption activities and growing purchasing power of individuals within the world’s emerging economies.

•	The Acquiring Fund invests in securities that are “Sector Leaders,” meaning issuers that are highly ranked, or are those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

After the Reorganization, the combined Fund will continue to use the same investment strategies as the Acquiring Fund. The Funds have identical fundamental investment limitations with respect to borrowings and certain other matters. These fundamental investment limitations are set forth in Appendix B to this Combined Prospectus/Information Statement.

PRINCIPAL RISK FACTORS

All investments carry some degree of risk that will affect the value of a Fund’s investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in each Fund.

The Acquiring Fund has the same principal risk factors as the Acquired Fund, except that it identifies high portfolio turnover as a risk because its portfolio turnover has been around 100% (sometimes slightly higher and sometimes slightly lower) on an annualized basis since inception. Although the Acquired Fund may also actively and frequently trade portfolio securities, it has not reached 100% portfolio turnover on an annualized basis since inception. The combined Fund will have the same principal investment risks as the Acquiring Fund. These risk factors are summarized below. For more information on the risks associated with the Acquiring Fund, see the Acquiring Fund’s Prospectus and SAI.

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Comparison of Principal Risk Factors of the Acquired Fund and Acquiring Fund

Asia Great Consumer Fund (Acquired Fund)	Asia Fund (Acquiring Fund)

Asset Allocation Risk

Depositary Receipts Risk

Foreign Securities Risk

Emerging Markets Risk

Equity Securities Risk; Stock Market Volatility Risk

Geographic Concentration Risk

Inflation Risk

Large-Cap Securities risk

Legal and Regulatory risk

Risks of Investing in Asia

Risks of Investing in China

Selection Risk

Small-and Mid-Cap Securities Risk

Asset Allocation Risk

Depositary Receipts Risk

Foreign Securities Risk

Emerging Markets Risk

Equity Securities Risk; Stock Market Volatility Risk

Geographic Concentration Risk

High Portfolio Turnover Risk

Inflation Risk

Large-Cap Securities risk

Legal and Regulatory risk

Risks of Investing in Asia

Risks of Investing in China

Selection Risk

Small-and Mid-Cap Securities Risk

Fund Risk Descriptions

The following provides a description of the various risks referenced in the section above.

Asset Allocation Risk (Both Funds) – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various countries in Asia. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk (Both Funds) – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the related foreign securities.

Foreign Securities Risk (Both Funds) – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies. As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Emerging Markets Risk (Both Funds) – The risks of foreign investments are typically greater in emerging market countries. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

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Equity Securities Risk; Stock Market Volatility (Both Funds) – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Geographic Concentration Risk (Both Funds) – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could affect significantly the Fund’s performance. For example, as of the Fund’s most recently ended fiscal year, the Fund was substantially invested in China and Hong Kong. See “Risks of Investing in China” below.

High Portfolio Turnover Risk (Acquiring Fund Only)– The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk (Both Funds) – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk (Both Funds) – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk (Both Funds) – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Risks of Investing in Asia (Both Funds) – Because the Fund concentrates its investments in Asia, excluding Japan, the Fund’s performance will be closely tied to economic and political conditions in Asia and geopolitical conditions in Asia, including the risk of severe political and military disruption. As a region, Asia comprises countries in all stages of economic development, and many of the economies of these countries are intertwined, which may cause them to experience recessions at the same time. In addition, natural disasters might have a substantial economic impact on affected regions, at least temporarily.

Risks of Investing in China (Both Funds) – Investments in China and Hong Kong are subject to special risks. The Chinese government continues to influence heavily the course of the Chinese markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies that may be connected to governmental influence, a lack of publicly available information and/or political and social instability. China’s aging infrastructure, growing income inequality and worsening environmental conditions also are factors that may affect the Chinese economy. In addition, any attempt by China to exert control over Hong Kong’s economic, political or legal structures or its existing social policy, could negatively affect investor confidence in Hong Kong, thereby negatively affecting markets and business performance and adversely affecting the Fund’s investments.

Selection Risk (Both Funds) – The securities selected by the Fund may underperform the market or other securities selected by other funds.

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Small- and Mid-Cap Securities Risk (Both Funds) – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

COMPARATIVE FEES AND EXPENSES

The following tables: (1) compare the fees and expenses of the Acquired Fund and the Acquiring Fund for the twelve-month period ended April 30, 2017, adjusted to expense limitations in effect at April 30, 2017; and (2) show the estimated fees and expenses for the Acquiring Fund combined with the Acquired Fund on an estimated pro forma basis after giving effect to the Reorganization as if the Reorganization had occurred on April 30, 2017. Pro forma expense levels should not be considered an actual representation of future expenses or performance. Pro forma levels project anticipated expense levels but actual expenses may be greater or less than those shown. THERE WILL NOT BE ANY SALES OR REDEMPTION FEE IMPOSED ON SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATION.

Current Asia Great Consumer Fund (Acquired Fund)

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% sales charge may apply on certain redemptions of Class A Shares made within 18 months of purchase without an initial Sales charge)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.92%	0.96%	0.79%
Total Annual Fund Operating Expenses	2.17%	2.96%	1.79%
Fee Waiver and Expense Reimbursement*†	(0.67)%	(0.71)%	(0.54)%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement*†	1.50%	2.25%	1.25%

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Current Asia Fund (Acquiring Fund)

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% sales charge may apply on certain redemptions of Class A Shares made within 18 months of purchase without an initial Sales charge)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	3.41%	4.12%	1.27%
Total Annual Fund Operating Expenses	4.66%	6.12%	2.27%
Fee Waiver and Expense Reimbursement*†	(3.16)%	(3.87)%	(1.02)%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement*†	1.50%	2.25%	1.25%

Asia Fund After Reorganization (Pro Forma Combined)

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% sales charge may apply on certain redemptions of Class A Shares made within 18 months of purchase without an initial Sales charge)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.71%	0.72%	0.72%
Total Annual Fund Operating Expenses	1.96%	2.72%	1.72%
Fee Waiver and Expense Reimbursement*	(0.46)%	(0.47)%	(0.47)%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement*	1.50%	2.25%	1.25%

*	The Fund’s investment manager, Mirae Asset USA, has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.50% (for Class A Shares), 2.25% (for Class C Shares) and 1.25% (for Class I Shares) of average daily net assets through August 31, 2018. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. Such repayments are subject to approval by the Board of Trustees, and amounts recaptured under the agreement, if any, are limited to the lesser of (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the expense limitation in effect at the time of the recapture. The agreement may be terminated prior to August 31, 2018 upon 90 days’ prior written notice by a majority of the non- interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund’s fee waiver and expense reimbursement agreement is available in the “Management of the Funds” section beginning on page __ of the Fund’s Prospectus.

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†	The Fee Waiver and Expense Reimbursement and the Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement have been restated and differ from the ratios of net expenses to average net assets given in the Fund’s annual report, which does not reflect the current expenses of the Funds.

EXPENSE EXAMPLES

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund, and the Acquiring Fund combined with the Acquired Fund (Pro Forma) assuming the Reorganization takes place. The examples assume that you invest $10,000 for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs are described below for each class of the Acquired Fund, Acquiring Fund and the pro forma combined Fund after the Reorganization.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A
Acquired Fund	$719	$1,154	$1,615	$2,885
Acquiring Fund	$719	$1,631	$2,550	$4,873
Class A
combined Fund	$719	$1,113	$1,531	$2,694
(Pro Forma)

Class C
Acquired Fund	$328	$849	$1,495	$3,230
Acquiring Fund	$328	$1,472	$2,688	$5,610
Class C
combined Fund	$328	$800	$1,398	$3,017
(Pro Forma)

Class I
Acquired Fund	$127	$511	$919	$2,061
Acquiring Fund	$127	$611	$1,122	$2,526
Class I
combined Fund	$127	$496	$889	$1,991
(Pro Forma)

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You would pay the following expenses if you did not redeem your shares:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A
Acquired Fund	$719	$1,154	$1,615	$2,885
Acquiring Fund	$719	$1,631	$2,550	$4,873
Class A
combined Fund	$719	$1,113	$1,531	$2,694
(Pro Forma)

Class C
Acquired Fund	$228	$849	$1,495	$3,230
Acquiring Fund	$228	$1,472	$2,688	$5,610
Class C
combined Fund	$228	$800	$1,398	$3,017
(Pro Forma)

Class I
Acquired Fund	$127	$511	$919	$2,061
Acquiring Fund	$127	$611	$1,122	$2,526
Class I
combined Fund	$127	$496	$889	$1,991
(Pro Forma)

PORTFOLIO TURNOVER

Each Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Examples above, affect a Fund’s performance. During each Fund’s most recent fiscal year ended April 30, 2017, each Fund’s portfolio turnover rate was as follows (expressed as a percentage of the average value of its portfolio):

Acquired Fund	Portfolio Turnover Rate	Acquiring Fund	Portfolio Turnover Rate
Asia Great Consumer Fund	39%	Asia Fund	113%

COMPARISON OF DISTRIBUTION/PURCHASE/REDEMPTION/EXCHANGE POLICIES

DISTRIBUTION AND SERVICE FEES

Both the Acquiring Fund and the Acquired Fund offer Class A, Class C and Class I shares. Each of these classes will be available for purchase in the combined Fund after the Reorganization. The share class structure and distribution and service fees for the Acquired Fund are the same as the Acquiring Fund and no changes are expected to be made as a result of the Reorganization.

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The following chart provides a brief summary of the differences among the classes of shares. Additional information about the differences among the share classes is contained in Appendix C to this Combined Prospectus/Information Statement.

	Class A	Class C	Class I
Initial Sales Charge	Initial sales charge applies. Deducted from your investment so that not all of your purchase payment is invested.	No initial sales charge. Entire purchase price is invested in shares of the Fund.	No initial sales charge. Entire price is invested in shares of the Fund.

Deferred Sales Charge	Generally no deferred sales charge. May be charged a 1.00% deferred sales charge for purchases of $1 million or more that are redeemed within 18 months of investment.	1.00% deferred sales charge applies. Payable if you redeem within one year of purchase.	No deferred sales charge.

Distribution and Service (12b-1) Fee	0.25% Distribution and Service (12b-1) Fee	1.00% Distribution and Service (12b-1) Fee	No Distribution and Service (12b-1) Fee

Availability	Generally available	Generally available	Limited availability. Please see “Account Information – Description of the Shares Classes – Class I Shares” below for eligibility requirements.

The Trust, on behalf of each Fund, has adopted plans (the “Plans”) with respect to the Class A and Class C Shares that allow each Fund to pay distribution fees for the marketing, distribution and sale of those share classes pursuant to Rule 12b-1 under the 1940 Act, and shareholder servicing fees for certain services provided to its shareholders. The Class I Shares do not have a 12b-1 plan. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the Plans, Class A and Class C Shares may pay distribution fees to Funds Distributor, LLC, the Trust’s Distributor, for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay affiliates of Mirae Asset USA for sales support services provided in connection with the sale of Class A or Class C Shares, as applicable. The distribution fees also may be used to pay brokers, dealers, financial institutions and industry professionals (including Mirae Asset USA and its affiliates) (“Service Organizations”) for sales support services and related expenses. Class I Shares do not pay a distribution fee.

Under the Plans, each of the Funds also pays shareholder servicing fees to Service Organizations whereby the Service Organizations provide support services to their customers who own Class A and Class C Shares in return for these fees. The shareholder servicing fees payable pursuant to the Plans are fees payable for the administration and servicing of shareholder accounts and not costs which are primarily intended to result in the sale of the Fund’s shares. All Class A and Class C Shares pay this shareholder servicing fee. Class I Shares do not pay a shareholder servicing fee.

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The 12b-1 fees for each Fund vary by share class as follows:

•  Class A Shares pay a 12b-1 fee at the annual rate of 0.25% of the average daily net assets of the Class A Shares.

•  Class C Shares pay a 12b-1 fee at the annual rate of 1.00% of the average daily net assets of the Class C Shares. The Distributor may use up to 0.25% of the fee for shareholder servicing for Class C Shares and up to 0.75% for distribution for Class C Shares.

In the case of Class C Shares, 12b-1 fees, together with the contingent deferred sales charge (“CDSC”), are used to finance the costs of advancing brokerage commissions paid to dealers and investment representatives.

The 12b-1 amounts received by the Distributor may be used to reimburse Mirae Asset USA for distribution-related and/or shareholder servicing expenses incurred directly by Mirae Asset USA. The Distributor does not retain any 12b-1 amounts it receives as profit.

In addition, the Funds may pay fees to Service Organizations for sub-administration, sub-transfer agency and other services associated with shareholders whose funds are held of record in omnibus accounts, other group accounts or accounts traded through registered clearing agents. These payments may be made in addition to fees paid to the Service Organizations by the Distributor pursuant to the Plans. These Service Organizations also may be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds. These payments are generally based on either (i) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (ii) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PURCHASE/REDEMPTION POLICIES

You generally may buy and sell shares in each Fund on any day when the New York Stock Exchange is open for trading. The purchase/redemption and exchange policies of the Acquired Fund and the Acquiring Fund are identical and no changes are expected to be made as a result of the Reorganization.

Please be aware that this is only a brief discussion. For more complete information concerning purchase and redemption procedures and exchange privileges, please see the Acquiring Fund’s Prospectus, which accompanies this Prospectus/Information Statement, its Statement of Additional Information and the Acquired Fund’s Prospectus and Statement of Additional Information.

The procedures to purchase, redeem and exchange shares of the Acquired Fund and the Acquiring Fund are identical and these procedures are not expected to change as a result of the Reorganization:

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Initial and Subsequent Investment Minimums

The table below sets forth the minimum initial investment, the minimum subsequent investment and the minimum account balance of each Fund for Class A and Class C Shares:

	Minimum	Minimum	Minimum
	Initial	Subsequent	Account
	Investment	Investment	Balance
Type of Account	(per Fund)	(per Fund)	(per Fund)
Regular	$2,000	$100	$1,000
IRA and Roth IRA	$500	$50	$500
Coverdell Education Savings Account (Educational IRA)	$500	$50	$500
Systematic Investment Plan	$500	$50	$500

The minimum initial investment for Class I Shares of a Fund is $250,000, subject to certain exceptions. The minimum subsequent investment for Class I Shares of a Fund is $25,000. The minimum account balance for Class I Shares is $250,000. Financial intermediaries may have eligibility requirements, including lower initial investment minimum requirements, for their clients or customers investing in Class I Shares, which may differ from the requirements for investors purchasing directly from the Fund.

Initial investment minimums do not apply to investments made by the Trustees of the Trust and employees of Mirae Asset USA, the sub-manager, Mirae Asset Hong Kong, their affiliates or their family members.

The initial investment minimum may be reduced or waived for investments made by investors in wrap-free programs or other asset-based advisory fee programs where reduction or waiver of investment minimums is a condition for inclusion in the program.

Financial intermediaries may have investment minimum requirements for their clients or customers investing in Class A Shares that are higher than the requirements for investors purchasing directly from the Fund. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about what investment minimums and eligibility requirements will be applied to your account.

How To Exchange Shares

You can exchange your Class A, Class C and Class I Shares for shares of the same class of other Mirae Asset Mutual Funds at net asset value (“NAV”) by having your financial adviser process your exchange request or by contacting the Transfer Agent directly. A share exchange is a taxable event for federal income tax purposes. In order to be eligible for exchange, shares of a Fund must be registered in your name or in the name of your financial adviser for your benefit for at least 15 days.

The minimum exchange amount to establish a new account is the same as the investment minimum for your initial purchase. You may exchange $100 ($50 for IRAs, Roth IRAs, Coverdell Education Savings Accounts and Systematic Investment Plans) from your existing account to another existing Mirae Asset Mutual Fund account.

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Shares otherwise subject to a contingent deferred sales charge (a “CDSC”) will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange. In addition, for exchanges or redemptions of shares of the Acquiring Fund received as a result of the Reorganization, the holding period will be calculated from the date such Acquired Fund shares were initially purchased by the shareholder.

How To Redeem Shares

You may redeem your shares either by having your financial adviser process your redemption or by contacting the Transfer Agent directly. Shares of the Fund may be redeemed by mail or, if authorized, by telephone. The value of shares redeemed may be more or less than the purchase price, depending on the market value of the investments held by the Fund at the time of redemption.

You may give up some level of security in choosing to buy or sell shares by telephone rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order, and sending prompt written confirmation of transactions to the shareholder of record. If these procedures are followed, the Fund and its service providers are not liable for acting upon instructions communicated by telephone that they believe to be genuine.

Under unusual circumstances such as when the NYSE is closed, trading on the NYSE is restricted or if there is an emergency, the Fund may suspend redemptions or postpone payment. If you purchased the shares you are redeeming by check, the Fund may delay the payment of the redemption proceeds until the check used for purchase has cleared, which may take up to 10 business days from the purchase date.

You may receive redemption proceeds of your sale of shares of the Fund in a check, ACH, or federal wire transfer. Other than as described above, the Fund typically expects that it will take one to three days following the receipt of your redemption request made in “good order” to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. The Fund maintains a cash balance that serves as a primary source of liquidity for meeting redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. The Fund also maintains a credit facility that serves as an additional source of liquidity for meeting redemption requests. The Fund reserves the right to redeem in-kind as described under “Policies You Should Know About” below. Each of these methods may be used regularly and in stressed market conditions in conformity with applicable rules of the SEC.

Redeeming Through Your Financial Adviser. You can request that your financial adviser to process a redemption on your behalf. Your financial adviser will be responsible for furnishing all necessary documents to the Transfer Agent and may charge you for this service. The Fund has authorized one or more brokers to receive on its behalf redemption orders. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. Such intermediaries may include financial advisers, custodians, trustees, retirement plan administrators or recordkeepers. The Fund will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. A customer orders will be priced at the Fund’s NAV next computed after it is received by an authorized broker or the broker’s authorized designee. Your financial adviser or broker may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC.

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Redeeming Directly Through the Transfer Agent. You can redeem your shares in any of the following ways:

By Telephone. You can call the Transfer Agent at 1-888-335-3417 to have shares redeemed from your account and the proceeds wired or electronically transferred directly to a pre-designated bank account or mailed to the address of record. The Transfer Agent will request personal or other information from you and will generally record the calls. You may elect not to receive this privilege on your account application.

By Mail. The Fund will redeem its shares at the net asset value per share next determined after the request is received in “good order.” The net asset value per share of the Fund is determined as of the close of regular trading of the NYSE (normally 4:00 p.m., Eastern Time) each business day the NYSE is open for trading. Requests should be sent to the applicable address below:

Regular Mail:	Mirae Asset Discovery Funds, P.O. Box 183165, Columbus, Ohio 43218-3165
Express, Registered or Certified Mail:	Mirae Asset Discovery Funds, 4249 Easton Way, Suite 400, Columbus, Ohio 43219

Requests in “good order” must include the following documentation:

(a)	a letter of instruction, specifying the name on the account registration, the Fund’s name, the account number, the number of shares or dollar amount to be redeemed, the class of shares to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;
(b)	any required signature guarantees (see “Signature Guarantees” below); and
(c)	other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

By Wire and/or Automated Clearinghouse (“ACH”). A redemption in excess of $5,000 may be wired to the financial institution that is indicated on your account application. Please note that proceeds sent via wire will arrive the next business day, and a $10.00 fee applies to Class A and Class C Shares. Redemptions in excess of $100 may be sent via ACH and will arrive in 2-3 business days with no additional fee.

Note: If an address change has occurred within 30 calendar days of the redemption, a signature guarantee will be required.

Call the Transfer Agent at 1-888-335-3417 for additional instructions.

Signature Guarantees. To protect you and the Fund against fraud, certain redemption options will require a medallion signature guarantee. A medallion signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers participating in a Medallion Program recognized by the Securities Transfer Association, but not from a notary public. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchange Medallion Program (“SEMP”), or the New York Stock Exchange, Inc. Medallion Program (“NYSE MSP”). The Transfer Agent will need written instructions signed by all registered owners, with a medallion signature guarantee for each owner, for any of the following:

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•	A written request to redeem $100,000 or more;
•	A change to a shareholder’s record name without supporting documentation (such as a marriage certificate, divorce decree, etc.);
•	A redemption from an account for which the address or account registration has changed within the last 30 days;
•	A request to send redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record;
•	A request to send redemption and distribution proceeds to an account with a different registration (name or ownership) from yours;
•	An addition or change to ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account.

The Transfer Agent reserves the right to require a signature guarantee(s) on all redemptions.

Purchase and Redemption Programs for Class A and Class C Shares

For your convenience, the following purchase and redemption programs are made available to you with respect to Class A and Class C Shares, without extra charge.

Systematic Investment Plan. You can make cash investments through your checking account or savings account on any day of the month. If you do not specify a date, the investment will occur automatically on or about the fifteenth day of the month, or, if such day is not a business day, on the prior business day.

Reinvestments Without A Sales Charge. You can reinvest dividend and capital gain distributions into your account without a sales charge to add to your investment easily and automatically.

Distribution Investment Program. You may purchase shares of any Fund without paying an initial sales charge or a CDSC upon redemption by automatically reinvesting dividend and capital gain distributions from the same class of another Mirae Asset Mutual Fund.

Systematic Withdrawal Plan. A non-retirement plan shareholder who has an account balance of at least $5,000 in any Fund may establish a systematic withdrawal plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $100 or more.

COMPARISON OF DIVIDENDS AND OTHER DISTRIBUTIONS

Dividends from net investment income, including realized net capital gains (if any) are declared and paid annually for both the Acquired Fund and the Acquiring Fund. Each Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax on the Funds. For more complete information concerning dividends and distributions and tax considerations, please see the Funds’ Prospectus and Statement of Additional Information.

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SERVICE PROVIDERS

Mirae Asset USA, at 625 Madison Avenue, 3rd Floor, New York, New York 10022, is the investment manager of the Acquired Fund and the Acquiring Fund. Mirae Asset USA, a Delaware limited liability company and an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), was organized in 2008 to provide investment advisory services for investment companies and other clients. Mirae Asset USA is indirectly majority-owned by Mirae Asset Global Investment Co., Ltd (“Mirae Asset Korea”) and indirectly minority-owned by Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong”), the sub-manager of both the Acquired Fund and the Acquiring Fund. As of June 30, 2017, Mirae Asset USA had approximately $6.6 billion in assets under management.

In accordance with the terms of the Investment Management Agreement, Mirae Asset USA has retained Mirae Asset Hong Kong to act as a sub-manager of the Acquired Fund and the Acquiring Fund. Mirae Asset Hong Kong, Level 15, Three Pacific Place, 1 Queen’s Road East, Hong Kong, an investment adviser registered under the Advisers Act, was established in December 2003 and engages in portfolio management activities primarily for individuals, institutional investors and investment trusts. Mirae Asset Hong Kong is wholly owned by Mirae Asset Korea and is an affiliate of Mirae Asset (USA). As of June 30, 2017, Mirae Asset Hong Kong had approximately $4.51 billion in assets under management.

The portfolio manager for the Acquired Fund is Joohee An, Senior Portfolio Manager of Mirae Asset Hong Kong. Ms. An has managed the Acquired Fund since its inception on September 24, 2010. Prior to joining Mirae Asset Hong Kong in 2009, Ms. An was at Mirae Asset Global Investments Co., Ltd. in Seoul, where she worked as an investment analyst and portfolio manager from 2006 to 2009. She was an equity analyst at LG Securities from 2004 to 2006.

The portfolio manager for the Acquiring Fund is Rahul Chadha, Co-Chief Investment Officer of Mirae Asset Hong Kong. Mr. Chadha has managed the Acquiring Fund since its inception on September 24, 2010. Prior to joining Mirae Asset Hong Kong as a Senior Portfolio Manager in 2006, Mr. Chadha was with Aviva Life Insurance from 2003 to 2005 as a senior research analyst on their India team and with Standard Chartered Mutual Funds from 2005 to 2006 as a senior equity analyst responsible for sector coverage in India. Mr. Chadha will continue to manage the combined Fund after the Reorganization.

Additional information about each manager’s compensation, other accounts managed by the manager and the manager’s ownership of securities issued by the Funds managed by the manager is available in the Funds’ Statement of Additional Information.

The Board oversees both the Acquired Fund and Acquiring Fund. The following table lists the current service providers for the Acquired Fund and the Acquiring Fund. No changes in the service providers are expected as a result of the Reorganization.

Service Provider
Distributor	Funds Distributor, LLC
Custodian	Citibank, N.A.
Transfer Agent	FIS Investor Services LLC
Administrator and Accounting Agent	Citi Fund Services Ohio, Inc.
Fund and Independent Trustees’ Counsel	Drinker Biddle & Reath LLP
Independent Registered Public Accounting Firm	[___________________]

For a detailed description of the Funds’ service providers, see the Funds’ Prospectus and Statement of Additional Information.

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MANAGEMENT FEES

As compensation for providing, or arranging to provide, investment advisory and certain management services, Mirae Asset USA is entitled to a management fee from each of the Acquired and Acquiring Funds, computed daily and payable monthly, at annual rate of 1.00% (expressed as a percentage of such Fund’s average daily net assets).

Mirae Asset USA has contractually agreed to waive its management fee for each of the Acquired and Acquiring Funds through August 31, 2018 and, if necessary, to reimburse each Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions, expenses incurred as a result of the Fund’s investments and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of such Fund do not exceed the following percentage of its average daily net assets: Class A: 1.50%; Class C: 2.25% and Class I: 1.25%.

If, within three years following any amounts waived or reimbursed with respect to any share class, the operating expenses of such share class paid by a Fund are less than the expense limit for such share class, the applicable share class of such Fund may have to repay Mirae Asset USA all or a portion of the fees waived or reimbursed during the three-year period. Amounts recaptured under the agreement, if any, are limited to the lesser of (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the expense limitation in effect at the time of the recapture. To receive any such repayment, Mirae Asset USA or an affiliate must be the investment manager or administrator to the Fund at the time of payment, and the Board of Trustees must approve the payment of such reimbursement. The expense limitation agreement may be terminated prior to August 31, 2018 upon 90 days’ prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the applicable Fund.

A discussion regarding the Board’s basis for its 2017 approval of the Funds’ Management Agreement will be available in the Funds’ Semi-Annual Report to shareholders for the six-month period ending October 31, 2017.

FUND PERFORMANCE

The bar charts and tables below provide an indication of the risks of an investment in each Fund. The bar charts show how each Fund’s performance has varied from year to year. The tables show how each Fund’s average annual total returns (before and after taxes) compare with those of the MSCI All Country (AC) Asia ex-Japan Index, a broad-based securities index.. If the Investment Manager had not agreed to waive or reimburse certain Fund expenses during this period, each Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how a Fund will perform in the future. Updated information on each Fund’s performance can be found on the Trust’s website at http://investments.miraeasset.us or by calling 1-888-335-3417.

The tables below show returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the tables below are for Class I Shares of each Fund and after-tax returns for Class A and Class C Shares may vary. The tables include all applicable fees and sales charges.

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Asia Great Consumer Fund (Acquired Fund)

The bar chart below shows the Acquired Fund’s annual returns for Class I Shares. The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares*

Best Quarter:	18.68%	3/31/2012
Worst Quarter:	-21.85%	9/30/2011

*	The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended September 30, 2017 was –%.

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the MSCI All Country (AC) Asia ex-Japan Index, a broad-based securities index.

Average Annual Total Returns (for the periods ended December 31, 2016)	1 Year	5 Years	Since Inception (September 24, 2010)
Class I
Return Before Taxes	-10.88%	6.87%	1.49%
Return After Taxes on Distributions	-10.88%	6.76%	1.41%
Return After Taxes on Distributions and Sale of Fund Shares	-6.16%	5.41%	1.16%
Class A Returns Before Taxes	-16.23%	5.37%	0.31%
Class C Returns Before Taxes	-12.69%	5.81%	0.48%
MSCI All Country (AC) Asia ex-Japan Index (reflects no deduction for fees, expenses or taxes)	5.76%	5.13%	2.33%

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Asia Fund (Acquiring Fund)

Annual Total Returns as of 12/31 for Class I Shares*

Best Quarter:	13.94%	3/31/2012
Worst Quarter:	-27.50%	9/30/2011

*	The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended September 30, 2017 was –%.

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the MSCI All Country (AC) Asia ex-Japan Index, a broad-based securities index.

Average Annual Total Returns (for the periods ended December 31, 2016)	1 Year	5 Years	Since Inception (September 24, 2010)
Class I
Return Before Taxes	-4.24%	6.98%	2.35%
Return After Taxes on Distributions	-4.24%	5.91%	1.54%
Return After Taxes on Distributions and Sale of Fund Shares	-2.40%	5.42%	1.78%
Class A Returns Before Taxes	-9.97%	5.47%	1.12%
Class C Returns Before Taxes	-6.11%	5.92%	1.34%
MSCI All Country (AC) Asia ex-Japan Index (reflects no deduction for fees, expenses or taxes)	5.76%	5.13%	2.33%

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THE REORGANIZATION

THE PLAN

The terms and conditions under which the Reorganization will be implemented are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Combined Prospectus/Information Statement.

The Plan contemplates:

•	the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund and the assumption by the Acquiring Fund of all of the Acquired Fund’s liabilities as of the Closing Date, and

•	the distribution of such shares of the Acquiring Fund to shareholders of the Acquired Fund.

The value of the Acquired Fund’s assets to be acquired and the amount of its liabilities to be assumed by the Acquiring Fund and the net asset value of a share of each class of the Acquiring Fund will be determined on the Closing Date in accordance with the valuation procedures described in the then-current Acquiring Fund Prospectus and Statement of Additional Information.

On, or as soon as practicable after, the Closing Date, the Acquired Fund will distribute pro rata to its shareholders of record the shares of the corresponding class of Acquiring Fund it receives in the Reorganization in complete liquidation of the Acquired Fund as follows: Class A shareholders of the Acquired Fund will receive Class A shares of the Acquiring Fund; Class C shareholders of the Acquired Fund will receive Class C shares of the Acquiring Fund; and Class I shareholders of the Acquired Fund will receive Class I shares of the Acquiring Fund. As a result of this distribution, each holder of shares of the Acquired Fund will receive a number of full and fractional shares of the corresponding class of the Acquiring Fund equal in value to his or her interest in that share class of the Acquired Fund immediately prior to the Reorganization. This distribution will be accomplished by opening accounts on the books of the Acquiring Fund in the names of the Acquired Fund shareholders who do not have an Acquiring Fund account prior to the Closing Date and by transferring thereto the shares of the Acquiring Fund previously credited to the account of the Acquired Fund on those books. Each shareholder account shall be credited with the pro rata number of Acquiring Fund’s shares due to that shareholder.

The stock transfer books for the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Closing Date. Redemption requests received thereafter with respect to the Acquired Fund will be deemed to be redemption requests for the Acquiring Fund.

The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. In addition, the Plan may be terminated by the Board, and the Funds may abandon the Reorganization contemplated by the Plan, at any time before the closing if circumstances develop that, in the Board’s judgment, make proceeding with the Plan inadvisable.

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The Plan may be amended, modified or supplemented in such manner as may be determined by the Trustees. In addition, the Trust, after consultation with counsel and by consent of the Board, or any officer, may waive any condition to the obligations under the Plan if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Funds. The Board, or an authorized officer of the Trust, may change or postpone the Closing Date.

Acquired Fund shareholders who do not wish to receive shares of the Acquiring Fund as part of the Reorganization should redeem their shares prior to the consummation of the Reorganization. If you redeem your shares, you will recognize a taxable gain or loss for federal income tax purposes based on the difference between your tax basis in the shares and the amount you receive for them and you may be subject to a redemption fee on Class C or Class A shares.

REASONS FOR THE REORGANIZATION

The Reorganization proposal was reviewed and considered by the Board, including a majority of the independent Trustees by separate vote, at a meeting held on September 12, 2017. In advance of the meeting, the Trustees received information about the investment objectives, principal investment strategies and principal risks of the Acquired Fund and Acquiring Fund, their comparative contractual management fees and operating expense ratios, asset size and investment performance, and an analysis of certain tax information and the projected benefits and disadvantages to shareholders of the Reorganization. The Trustees also considered the projected benefits to Mirae Asset USA and its affiliates. Mirae Asset USA responded to questions at the meeting. Throughout the process, the Trustees had opportunities to ask questions of and request additional materials from Mirae Asset USA with respect to the Reorganization. During the meeting, Trustees who are not “interested persons” of the Funds, as that term is defined in the Investment Company Act of 1940 (“Independent Trustees”), met in executive session with their independent legal counsel to consider the Reorganization.

After discussion and based upon Mirae Asset USA’s recommendation, the Trustees unanimously approved the Plan on behalf of the Acquired Fund and Acquiring Fund. The Board determined that the Reorganization would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of the Reorganization. The approvals were made separately for each Fund on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various determinations.

The Board’s determination and approval were based on a number of factors, including but not limited to the following:

•	Mirae Asset USA had determined that the Acquired Fund had minimal future growth prospects, because its narrow niche investment strategy was out of favor with investors, and that the combined Fund had better prospects for future growth under the Acquiring Fund’s broader-based investment strategy.

•	The performance of the Acquired Fund and Acquiring Fund over the 1-year, 3-year, 5-year, and since-inception periods ended April 30, 2017.

•	While the Board considered other options for the Acquired Fund, including liquidation of the Fund, a reorganization with the Acquiring Fund was determined to be the most beneficial outcome for shareholders.

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•	The investment objectives of the Acquired Fund and Acquiring Fund are identical. The investment strategies of the Funds are similar, but not identical. Under normal circumstances, each Fund seeks to achieve its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes in equity securities of issuers in Asia, excluding Japan or that are tied economically to Asia, excluding Japan. The Acquiring Fund invests in securities that are “Sector Leaders,” meaning issuers that are highly ranked, or are those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable. On the other hand, the Acquired Fund invests in securities that are expected to be beneficiaries of the increasing consumption and growing purchasing power of individuals in the world’s emerging markets.

•	Currently, the total annual operating expense ratios (before contractual expense reimbursements) are higher for each class of the Acquiring Fund than the Acquired Fund; however, the total net annual operating expense ratios (after contractual expense reimbursements) are the same for the Acquired Fund and Acquiring Fund. After the reorganization, the combined Fund pro-forma the net annual operating expense ratios (after contractual expense reimbursements) are expected to be the same; however the total annual operating expense ratio of the combined Fund (before contractual expense reimbursements) will be lower than the current expense ratio of the Acquired Fund.

•	Currently, the contractual management fee is 1.00% for both the Acquired Fund and Acquiring Fund. The Board determined that shareholders of the Acquired Fund will benefit from no increase in management fees following the Reorganization.

•	For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Acquired Fund and its shareholders. The Board considered that the tax treatment, however, did not extend to transactions that occur prior to, or after the Reorganization.

•	Shareholders of the Acquired Fund will receive shares of the Acquiring Fund having an aggregate net asset value equal to the corresponding class of shares of their Acquired Fund and will not bear any costs of the Reorganization.

•	The Board considered that no sales load or other charges will be imposed in connection with the Reorganization; however, as would be the case without the Reorganization, a future purchase of additional Class A shares after the Reorganization may be subject to up to the maximum 5.75% sales charge and redemptions of Class C or Class A shares may be subject to the 1.00% redemption fee because the sales load and redemption fee structure of the Acquiring Fund is the same as the Acquired Fund. For purposes of determining any redemption fee applicable to the Class C or Class A shares received as a result of the Reorganization, the holding period will be calculated from the date the Acquired Fund shares were initially purchased by the shareholder. Therefore, the Board determined that the shareholders of the Acquired Fund would not bear any additional sales loads or redemption fees than they are currently bearing and they would have the benefit of tacking the holding period of their Acquired Fund shares onto the holding period of their Acquiring Fund shares for purposes of determining whether they would be subject to a redemption fee.

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•	The Trustees also considered the future prospects of the Acquired Fund if the Reorganization is not effected, including the possibility that the Fund might be liquidated because the Manager believes it has minimal future growth prospects with its narrower niche investment style that is out of favor with investors.

FEDERAL INCOME TAX CONSEQUENCES

The transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund in exchange for the issuance of the Acquiring Fund shares, followed by the distribution in liquidation by the Acquired Fund of the Acquiring Fund shares pursuant to the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code (“Code”). As a condition to the closing of the Reorganization, the Trust will receive the opinion of Drinker Biddle & Reath LLP, counsel to the Trust and the Funds, to the effect that on the basis of the existing provisions of the Code, Treasury Regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations with respect to the Reorganization, for federal income tax purposes:

i	The Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

i	No gain or loss will be recognized by the Acquired Fund upon (i) the transfer of its assets to the Acquiring Fund in exchange for the issuance of Acquiring Fund shares to the Acquired Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, if any, or (ii) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund shareholders;

i	No gain or loss will be recognized by the Acquiring Fund upon its receipt of the Acquired Fund’s assets in exchange for the issuance of the Acquiring Fund shares to the Acquired Fund and the assumption by the Acquiring Fund of the liabilities, if any, of the Acquired Fund;

i	The tax basis in the hands of the Acquiring Fund of each asset of the Acquired Fund transferred to the Acquiring Fund will be the same as the tax basis of that asset in the Acquired Fund’s hands immediately before the transfer;

i	The tax holding period in the hands of the Acquiring Fund of each asset of the Acquired Fund transferred to the Acquiring Fund will include the Acquired Fund’s tax holding period for that asset;

i	The Acquired Fund’s shareholders will not recognize gain or loss upon the exchange of their Acquired Fund shares for Acquiring Fund shares as part of the Reorganization;

i	The aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Acquired Fund will equal the aggregate tax basis of the Acquired Fund shares surrendered by that shareholder in the Reorganization;

i	The tax holding periods of the Acquiring Fund shares received by each Acquired Fund shareholder will include the tax holding periods of the Acquired Fund shares surrendered by that shareholder in the Reorganization, provided that the Acquired Fund shares were held as capital assets on the date of the Reorganization;

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i	The Acquired Fund’s final taxable year will end on the date of the Reorganization; and

i	The Acquiring Fund will succeed to and take into account the tax attributes of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

Internal Revenue Service Regulations require that the Acquiring Fund provides to the Internal Revenue Service and the Fund’s shareholders information regarding the effect of the Reorganization on the Fund shareholders' tax basis for the shares issued in the Reorganization.  The Acquiring Fund can satisfy this obligation by posting a completed IRS Form 8937 on its website for 10 years. The Acquiring Fund intends to post the required IRS Form 8937 on its website for at least 10 years. Shares held for the purpose of investment are generally considered to be capital assets.

The Trust has not sought, and will not seek, a tax ruling from the Internal Revenue Service (“IRS”) on the tax treatment of the Reorganization. The opinion of counsel will not be binding on the IRS, nor will it preclude the IRS (or a court) from adopting a contrary position.

Immediately before the Reorganization, the Acquired Fund will pay a dividend or dividends that, together with all previous distributions, will have the effect of distributing to its shareholders all of its remaining undistributed net investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the Reorganization. Any such dividends will generally be included in the taxable income of the Acquired Fund’s shareholders.

The Acquiring Fund has a capital loss carry forward as of April 30, 2017, which may be subject to limitations on use after the Reorganization. Shareholders should consult their own tax advisers concerning any potential tax consequences of the Reorganization that may result from their particular circumstances, including the tax treatment of the Reorganization under the tax laws of any foreign country, state or locality where a shareholder may reside.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

Under the terms of its Agreement and Declaration of Trust (the “Trust Agreement”), the Trust is authorized to issue shares of beneficial interest in separate series, including the Funds.

Under the terms of the Trust Agreement, each share of each Fund has no par value, represents a proportionate interest in the particular Fund with each other share of its class in the same Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon any liquidation of a Fund, shareholders of each class of a Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. Shares, when issued as described in this combined Prospectus/Information Statement, are validly issued, fully paid and nonassessable. In the interests of economy and convenience, certificates representing shares of the Funds are not issued.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, are specifically allocated to and constitute underlying assets of that Fund. The underlying assets of each Fund and class are held in separate and distinct records, and are charged with the liabilities in respect to that Fund and class with a share of the general liabilities of the Trust.

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The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings, although it does hold special meetings of shareholders as necessary. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share held or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as “dollar-based voting”). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series or classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees or upon the written request of holders of 25% or more of the shares entitled to vote at such meeting. To the extent required by law, the Trust will assist in shareholder communications in connection with a meeting called by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees may determine or as may be required by law.

The Trust Agreement authorizes the Trustees, without shareholder approval, to cause the Trust, or any series or class thereof, to merge or consolidate with any corporation, association, trust, including the Trust, or other organization or sell or exchange all or substantially all of the assets belonging to the Trust, or any series or class thereto to another series or class of the Trust.

The Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote, except in certain circumstances. Shareholders of the Trust have the right to vote on any amendment: (i) that would amend the voting provisions of the Trust Agreement; (ii) would amend the provision of the Trust Agreement relating to amendments; (iii) that is required by the 1940 Act to be approved by shareholders; or (iv) that the Trustees determine to submit to shareholders.

The Trust Agreement permits the termination of the Trust or of any series or class of the Trust by the Trustees at any time by written notice the shareholders of the Trust, such series or class, as applicable.

Under the Delaware Statutory Trust Act (the “Delaware Act”), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that a recitation of such disclaimer be given in each note, bond, contract or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust, a series or class entered into or executed by the Trust or its Trustees, and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.

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The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement.

In addition to the requirements of Delaware law, the Trust Agreement provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the bringing of such action; (ii) the shareholder or shareholders must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed; and a demand on the Trustees shall only be deemed not likely to succeed and therefore excused if a majority of the Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the transaction at issue, and a Trustee shall not be deemed interested in a transaction or otherwise disqualified from ruling on the merits of a shareholder demand by virtue of the fact that such Trustee receives remuneration for his service as a Trustee of the Trust or as a trustee or director of one or more investment companies that are under common management with or otherwise affiliated with the Trust; and (iii) unless a demand is not required under clause (i) above, the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim; and the Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action.

CAPITALIZATION

The following tables show the unaudited capitalization of the Acquired Fund and the Acquiring Fund as of April 30, 2017, and the pro forma combined capitalization of the combined Fund as if the Reorganization had occurred on that date. The capitalization of the Funds is likely to be different at the closing of the Reorganization as a result of daily share purchase and redemption activity and the effects of other ongoing operations.

	Net Assets	Shares Outstanding			Net Asset Value Per Share
Fund		Class A	Class C	Class I	Class A	Class C	Class I
Asia Great consumer Fund*	$57,579,471	473,535	367,174	3,753,744	$12.43	$11.82	$12.62
Asia Fund*	$13,706,016	36,365	37,421	1,158,799	$10.93	$10.34	$11.15
Pro Forma combined Fund**	$71,285,487	574,857	457,033	5,405,880	$10.93	$10.34	$11.15

*Information shown is from the Fund’s audited annual report as of April 30, 2017.

**The Asia Fund will be the accounting survivor for financial statement purposes.

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MULTIPLE SHAREHOLDERS IN A HOUSEHOLD

If you are a member of a household in which multiple shareholders of the Trust share the same address, and the Trust or your broker or bank (for “street name” accounts) has received consent to household material, then the Trust or your broker or bank may have sent to your household only one copy of this Combined Prospectus/Information Statement, unless the Trust or your broker or bank previously received contrary instructions from a shareholder in your household. If you are part of a household that has received only one copy of this Combined Prospectus/Information Statement, the Trust will deliver promptly a separate copy of this Combined Prospectus/Information Statement to you upon written or oral request. To receive a separate copy of this Combined Prospectus/Information Statement, or if you would like to receive a separate copy of future information statements, prospectuses or annual reports, please contact Mirae Asset Discovery Funds, P.O. Box 183165, Columbus, Ohio 43218-3165 or by calling 1-888-335-3417. On the other hand, if you are now receiving multiple copies of these documents and would like to receive a single copy in the future, please contact Mirae Asset Discovery Funds at the telephone number or address stated above. If your shares are held in street name, please contact your broker or bank.

SHARES HELD BY TRUSTEES AND OFFICERS

[to be completed]

As of ______, 2017, each Fund had the following number of shares outstanding:

Shares Outstanding
Fund	Class A	Class C	Class I
Asia Great Consumer Fund
Asia Fund

[At ___________, 2017, the Trustees and officers of the Trust, as a group, owned, beneficially or of record, less than 1% of the outstanding shares of each Fund.]

SHARE OWNERSHIP

As of _________, 2017, the following shareholders held of record or beneficially 5% or more of a share class of each Fund::

[To be completed]

To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of a Fund, such shareholder may be deemed a “control person” of that Fund for purposes of the 1940 Act.

AVAILABLE INFORMATION

The Trust and each series thereof are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. Copies of such materials also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. Some of these items are also available on the Internet at www.sec.gov.

THE TRUST WILL FURNISH, WITHOUT CHARGE, COPIES OF THE FUNDS’ APRIL 30, 2017 ANNUAL REPORT TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: MIRAE ASSET DISCOVERY FUNDS, P.O. BOX 183165, COLUMBUS, OHIO 43218-3165 OR BY CALLING 1-888-335-3417 OR ON THE TRUST’S WEBSITE AT http://investments.miraeasset.us.

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APPENDIX A

PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION is made as of the 12th day of September 2017, by Mirae Asset Discovery Funds, a Delaware statutory trust (the “Trust”), on behalf of its Asia Great Consumer Fund (the “Acquired Fund”) and its Asia Fund (the “Acquiring Fund,” and together with the Acquired Fund, the “Funds”) and Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA”), the Funds’ investment adviser.

A. BACKGROUND

The Funds are each separate investment portfolios of the Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).

This Plan is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and is intended to effect the reorganization (the “Reorganization”) of the Acquired Fund with and into the Acquiring Fund.

The Reorganization will be effected by the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (1) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and (2) the issuance by the Acquiring Fund to the Acquired Fund of shares of beneficial interest of each of the Class A Shares, Class C Shares and Class I Shares (each an “Acquiring Class”) of the Acquiring Fund (“Acquiring Class Shares” and together the “Acquiring Fund Shares”). This transaction will be promptly followed by a pro rata distribution by the Acquired Fund of the Acquiring Fund Shares it receives to its shareholders in exchange for shares of beneficial interest of each of the Class A Shares, Class C Shares and Class I Shares (each an “Acquired Class”) of the Acquired Fund (“Acquired Class Shares” and together, the “Acquired Fund Shares”) that are then outstanding, in liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Plan.

This Plan has been approved by the Board of Trustees of the Trust based on the Board’s determination that participation in the Reorganization is in the best interests of the Funds and that the interests of the Funds’ existing shareholders will not be diluted as a result of the Reorganization.

B. THE REORGANIZATION

1.	Transfer of Assets of the Acquired Fund in Exchange for Assumption of Liabilities and Issuance of Acquiring Fund Shares

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1.1	Subject to the terms and conditions set forth herein, as of the Closing Time, as defined in paragraph 3.1, the Acquired Fund will transfer all of its assets (as described in paragraph 1.2) and assign and transfer all of its debts, obligations, duties and other liabilities to the Acquiring Fund. In exchange for all of the assets of the Acquired Fund, as of the Closing Time: (A) the Acquiring Fund will assume all of the debts, obligations, duties and other liabilities of the Acquired Fund, whether accrued, absolute, contingent or otherwise, then existing, such that after the Closing Time the same may be enforced against the Acquiring Fund to the same extent as if they had been incurred by the Acquiring Fund; and (B) the Trust, on behalf of the Acquiring Fund, will issue shares of the Acquiring Fund that have an aggregate net asset value equal to the aggregate net value of the assets transferred by the Acquired Fund to the Acquiring Fund, less the liabilities assumed by the Acquiring Fund. The number of shares of each Acquiring Class issued by the Trust shall be determined by the Trust by dividing the aggregate net value of the assets attributable to the Acquired Class, less the liabilities assumed by the Acquiring Fund attributable to the Acquired Class, by the net asset value per share of the corresponding Acquiring Class. Based on this calculation, the Trust shall issue shares of each Acquiring Class with aggregate net asset value equal to the value of assets, less assumed liabilities, attributable to the corresponding Acquired Class. The transactions described in this paragraph 1.1 will take place at the Closing provided for in paragraph 3.1.

1.2	The assets of the Acquired Fund to be acquired by the Acquiring Fund will include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), tax operating losses, claims or rights of action, rights to register shares of beneficial interest under applicable securities laws, books and records, deferred or prepaid expenses and all other tangible and intangible property owned by the Acquired Fund at the Closing Time provided for in paragraph 3.1.

1.3	The Acquired Fund will, within a reasonable time prior to the Closing Time, if requested, furnish the Acquiring Fund with a list of assets held on such date. The Acquired Fund may sell any asset on the list prior to the Closing Time. After the list of assets has been provided, the Acquired Fund will notify the Acquiring Fund of its purchase of additional investments not reflected on the list, within a reasonable time after such purchase. Within a reasonable time after receipt of the list and prior to the Closing Time, the Acquiring Fund will advise the Acquired Fund of any assets on the Acquired Fund’s list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund’s investment objective, policies and restrictions. In the event that the Acquired Fund holds any investments which the Acquiring Fund may not hold, the Acquired Fund will dispose of such investments prior to the Closing Date, as defined in paragraph 3.1. In addition, if it is determined that the portfolios of an Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

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1.4	The Acquired Fund will endeavor to discharge all of the known liabilities and obligations of the Acquired Fund prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared by Citi Fund Services Ohio, Inc. (“Citi Fund Services”), the administrator and accounting agent of each Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.7 hereof.

1.5	At, or as soon as possible after, the Closing Time the Acquired Fund will distribute in liquidation the shares of each Acquiring Class it receives to the shareholders of record of the corresponding Acquired Class, determined as of the close of business on the day of the Closing, pro rata in proportion to each shareholder’s beneficial interest in the corresponding Acquired Class. Such distribution will be in exchange for each shareholder’s corresponding Acquired Class Shares. Such distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the share records of the Trust to open accounts on those records in the names of the Acquired Fund shareholders who do not have an Acquiring Fund account prior to the Closing Date and representing the respective pro rata number of the Acquiring Fund Shares received from the Acquiring Fund that are due to the Acquired Fund shareholder. Fractional Acquiring Fund Shares will be rounded to the third place after the decimal point.

1.6	The stock transfer books of the Trust with respect to the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Closing. Share redemption requests received thereafter by the Trust with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Acquiring Fund issued pursuant to this Plan. As of the Closing Time, all issued and outstanding shares of the Acquired Fund will be canceled on the books of the Trust. The Acquired Fund shareholders will have the right to receive any unpaid dividends or other distributions that were declared as of or prior to the Closing Time with respect to the Acquired Fund Shares that are held by the Acquired Fund shareholders at the Closing Time.

1.7	If an Acquired Fund shareholder requests a change in the registration of the shareholder’s Acquiring Fund’s shares to a person other than the shareholder, the Trust shall require the shareholder to (i) furnish the Trust an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; and (ii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Trust that such tax has been paid or does not apply.

A-3

1.8	The legal existence of the Acquired Fund will be terminated as promptly as reasonably practicable after the Closing Time. After the Closing Time, the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

1.9	Any reporting responsibility of the Acquired Fund shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

1.10	No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization. With respect to Class C shares of the Acquired Fund, for purposes of determining any contingent deferred sales charge applicable to the corresponding Acquiring Fund Class C shares received as a result of the Reorganization, the same sales charge and schedule that applied to such Acquired Fund shares prior to the Reorganization will apply after the Reorganization and the holding period will be calculated from the date such Acquired Fund Class C shares were initially issued by the Acquired Fund.

2.	Valuation

2.1	The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder, and the value of the full and fractional Acquiring Fund Shares to be issued in exchange for the Acquired Fund’s assets, will be computed as of the valuation time provided in the Acquiring Fund’s prospectus on the Closing Date (for purposes of paragraph 1.4, the “Valuation Date”) using the valuation procedures set forth in the Acquiring Fund’s current prospectus and statement of additional information.

2.2	All computations of value will be made by Citi Fund Services.

3.	Closing And Closing Date

3.1	The transfer of the Acquired Fund’s assets in exchange for the assumption by the Acquiring Fund of the Acquired Fund’s liabilities and the issuance of Acquiring Fund Shares to the Acquired Fund, as described above, together with such related acts as are necessary to consummate such transactions (the “Closing”), will occur at such place and on such date or dates and time or times (together, the “Closing Time”) as may be determined by the Board of Trustees or an authorized officer of the Trust.

A-4

3.2	At the Closing, the Trust, on behalf of the Funds, will deliver such bills of sale, checks, assignments, stock certificates, receipts or other documents as the Trust deems necessary or reasonable or counsel may request.

3.3	Citibank, the custodian for the Acquiring Fund, shall deliver as soon as practicable after the Closing a certificate of an authorized officer of Citibank stating that (a) the Acquired Fund’s portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

3.4	In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed for trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5	FIS Investor Services LLC (“FIS”), the transfer agent for the Acquired Fund, shall deliver at the Closing a list of the names and addresses of shareholders of each Acquired Class and the number of the Acquired Class Shares owned by each such shareholder immediately prior to the Closing. FIS shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund’s account on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund shares have been credited to the Acquired Fund’s account on the books of the Trust.

4.	Representations and Warranties

The Trust, on behalf of the Acquired Fund, represents and warrants that:

4.1.A	There are no contracts or other commitments (other than this Plan) of the Acquired Fund, which will be terminated with liability to an Acquired Fund prior to the Closing Date;

4.1.B	No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust knows of no facts which might form the basis for the institution of such proceedings and neither the Trust nor the Acquired Fund a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

A-5

4.1.C	The Statements of Assets and Liabilities of the Acquired Fund as of April 30, 2017, the Schedule of Investments, the related Statement of Operations for the year then ended, the Statements of Changes in Net Assets for each of the two years in the period then ended and the Financial Highlights for each of the five years in the period then ended, have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates;

4.1.D	Since April 30, 2017, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subsection D, a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of an Acquired Fund’s liabilities, or the redemption of Acquired Fund Shares by the Acquired Fund’s shareholders shall not constitute a material adverse change;

4.1.E	At the date hereof and at the Closing Date, all federal and other tax returns and reports, including extensions of the Acquired Fund required by law to have been filed by such dates, shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

4.1.F	For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such. The Acquired Fund has been eligible to and has computed its federal income tax liability under Section 852 of the Code and will have deductions for dividends paid (as defined in Section 561 of the Code) at least equal to all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

4.1.G	All of the issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust. All of the Acquired Fund Shares will, at the time of Closing, be held by persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.5. The Acquired Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

A-6

4.1.H	At the Closing Date, (i) the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund (as described in paragraph 1.2) and full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act with respect to privately-placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business and of which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

4.1.I	The information furnished by the Acquired Fund for use in applications for orders, registration statements or information statement materials or for use in any other document filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

4.1.J	The current prospectus and statement of information of the Acquired Fund on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statements of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

4.1.K	Insofar as the following relates to the Acquired Fund, the registration statement filed by the Acquiring Fund on Form N-14 relating to the Acquiring Fund Shares that will be registered with the Commission pursuant to this Plan, which, without limitation, shall include an information statement of the Acquired Fund (the “Information Statement”) and the prospectus of the Acquiring Fund with respect to the transactions contemplated by this Plan, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection shall not apply to statements in or omissions from the Information Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

A-7

The Trust, with respect to the Acquiring Fund, represents and warrants that:

4.2.A	No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which to its knowledge, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust knows of no facts which might form the basis for the institution of such proceedings and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or the business of the Acquiring Fund or their ability to consummate the transactions contemplated herein;

4.2.B	Since April 30, 2017, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subsection B, a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of the Acquiring Fund’s liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

4.2.C	At the date hereof and at the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquiring Fund required by law to have been filed by such dates, shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

A-8

4.2.D	For each taxable year of its operation and for the period until the Closing Date, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such. The Acquiring Fund has been eligible to and computed its federal income tax liability under Section 852 of the Code and will have deductions for dividends paid (as defined in Section 561 of the Code) at least equal to all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued for the year through the Closing Date;

4.2.E	All of the issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

4.2.F	The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Plan, will at the Closing Date have been duly authorized and when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Trust. The shareholders of the Acquiring Fund are entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of the State of Delaware;

4.2.G	The information furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed with any federal, state or local regulatory authority (including FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

4.2.H	The current prospectus and statement of information of the Acquiring Fund on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statements of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

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4.2.I	On the effective date of the N-14 Registration Statement, on the Valuation Date and on the Closing Date, the N-14 Registration Statement: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the Information Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein.

4.3	Mirae Asset USA represents and warrants to the Trust as follows: To the knowledge of Mirae Asset USA (i) there are no claims, actions, suits or proceedings pending against the Acquired Fund or the Acquiring Fund, and (ii) there are no claims, actions, suits or proceedings, or circumstances that have been identified by Mirae Asset USA as reasonably likely to give rise to any claims, actions, suits or proceedings against the Acquired Fund or Acquiring Fund that would materially adversely affect the Trust, the Acquired Fund or the Acquiring Fund or their assets or business, other than those disclosed by Mirae Asset USA in writing to and accepted by the Trust, on behalf of the Acquiring Fund and Acquired Fund.

5.	Covenants of the Acquired Fund and the Acquiring Fund

5.1	The Acquiring Fund and the Acquired Fund will operate their respective businesses in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of dividends and distributions.

5.2	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.3	The Acquired Fund covenants that: (i) the Acquiring Fund Shares to be issued to its shareholders hereunder are not being acquired for the purpose of making any distributions thereof other than in accordance with the terms of this Plan; (ii) to the best of the knowledge of the Acquired Fund, there is no plan or intention by the Acquired Fund’s shareholders to sell, exchange or otherwise dispose of a number of Acquired Fund Shares (or the Acquiring Fund Shares received in the Reorganization), in connection with the Reorganization that would reduce the Acquired Fund Shareholders’ ownership of Acquired Fund Shares (or equivalent Acquiring Fund Shares) to a number of shares that is less than 50 percent of the number of Acquired Fund Shares as of the record date of the Reorganization; and (iii) the Acquired Fund will not take any position on any federal state or local income or franchise tax return, or take any other tax reporting position, that is inconsistent with the treatment of the Reorganization as a “reorganization” within the meaning of Section 368(a) of the Code.

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5.4	The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquiring Fund Shares.

5.5	Subject to the provisions of this Plan, the Trust, on behalf of the Acquiring Fund and the Acquired Fund, will take, or cause to be taken, all actions and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.6	The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a registration statement on Form N-14, which will include the Information Statement referred to in paragraph 4.1.K, in compliance with the 1933 Act, the 1934 Act and the 1940 Act.

5.7	The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trust, the Acquiring Fund, nor the Acquired Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing date, the Acquiring Fund, the Trust and the Acquired Fund will take such action or cause such action to be taken, as reasonably necessary to enable Drinker Biddle & Reath LLP to render the tax opinion contemplated in paragraph 6.5.

6.	Conditions

Consummation of the Reorganization is subject to the following conditions:

6.1	This Plan and the transactions contemplated herein will be approved by the Trustees of the Trust, and, if required by applicable law, by the requisite vote of the Acquired Fund’s shareholders;

6.2	Prior to the Closing Time, except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Acquired Fund will declare a dividend, with a record date and ex-dividend date prior to the Closing Time, which, together with all previous dividends and distributions, will result in the Acquired Fund having a deduction for dividends paid (as defined in Section 561 of the Code) at least equal to all of the Acquired Fund’s investment company taxable income, if any, for the taxable periods or years ended on or before April 30, 2017 and for the subsequent period up to and including the Closing Time, and all of the Acquired Fund’s net capital gain, if any, recognized in the taxable periods or years ended on or before April 30, 2017 and in the subsequent period up to and including the Closing Time.

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6.3	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby will be obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Trust, the Acquired Fund or the Acquiring Fund, provided that the Trust may waive any of such conditions for itself or the Funds;

6.4	At the Closing Time, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1, and will have full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and in payment for such assets, the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act;

6.5	The Trust will receive at or before the Closing Time an opinion of Drinker Biddle & Reath LLP satisfactory to the Trust based on representations of the Trust and reasonable assumptions, substantially to the effect that for federal income tax purposes and with respect to other matters:

6.5.A	The transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund in exchange for the issuance of the applicable Acquiring Class Shares to the Acquired Fund, followed by the distribution in liquidation by the Acquired Fund of shares of each Acquiring Class to the corresponding Acquired Class shareholders in exchange for their Acquired Class Shares and the termination of the Acquired Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

6.5.B	No gain or loss will be recognized by the Acquired Fund upon (i) the transfer of its assets to the Acquiring Fund in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, if any, and (ii) the distribution by the Acquired Fund of the Acquiring Fund Shares to the Acquired Fund shareholders;

6.5.C	No gain or loss will be recognized by the Acquiring Fund upon its receipt of the Acquired Fund’s assets in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption by the Acquiring Fund of the liabilities, if any, of the Acquired Fund;

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6.5.D	The tax basis of the assets acquired by the Acquiring Fund from the Acquired Fund will be, in each instance, the same as the tax basis of those assets in the Acquired Fund’s hands immediately before the transfer;

6.5.E	The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will, in each instance, include the Acquired Fund’s tax holding period for those assets, provided such assets were held as capital assets on the date of the exchange;

6.5.F	The Acquired Fund’s shareholders will not recognize gain or loss upon the exchange of their Acquired Fund Shares for Acquiring Fund Shares as part of the transaction;

6.5.G	The tax basis of the Acquiring Class Shares received by the shareholders of the corresponding Acquired Class in the transaction will be, for each Acquired Class shareholder, the same as the tax basis of the Acquired Class Shares surrendered in exchange therefor;

6.5.H	The tax holding period of the Acquiring Class Shares received by shareholders of the corresponding Acquired Class will include, for each Acquired Class shareholder, the tax holding period for the Acquired Class Shares surrendered in exchange therefor, provided that those Acquired Class Shares were held as capital assets on the date of the exchange;

6.5.I	The Acquired Fund and Acquiring Fund are series of the Trust, a Delaware statutory trust validly existing and in good standing under the laws of the State of Delaware;

6.5.J	Neither the Acquired Fund nor the Acquiring Fund is, and the execution, delivery and performance of this Plan by the Acquired Fund and the Acquiring Fund will not result in, a violation of the Trust’s Agreement and Declaration of Trust or By-Laws, as amended, or any material agreement, indenture, contract, lease or other undertaking to which the Trust, with respect to the Funds, is a party, or by which the Funds or their property are bound;

6.5.K	The Trust is a registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect; and

6.5.L	The execution, delivery and performance of this Plan has been duly authorized by all necessary actions on the part of the Trust’s Board of Trustees, and this Plan will constitute a valid and binding obligation of the Trust with respect to the Funds, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

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6.6	All representations and warranties of the Trust, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the actions contemplated by this Plan, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

The Trust will make and provide representations with respect to the Acquired Fund and the Acquiring Fund that are reasonably necessary to enable Drinker Biddle & Reath LLP to deliver an opinion substantially as set forth in paragraph 6.5, which opinion may address such other matters, if any, that Drinker Biddle & Reath LLP believes to be material to the Reorganization.

7.	Expenses

Mirae Asset USA will bear all of the expenses in connection with carrying out this Plan, whether or not the Reorganization is consummated, including the fees and disbursements of attorneys, auditors and custodians, any stock transfer taxes and stamp duties required for the transfer of the Acquired Fund’s securities to the Acquiring Fund and for the transfer of Acquiring Fund Shares to registered shareholders of the Acquired Fund in liquidation of the Acquired Fund.

8.	Termination

This Plan may be terminated by the Board of Trustees of the Trust, and the Funds may abandon the Reorganization contemplated hereby, at any time prior to the Closing, if circumstances develop that, in the Board’s judgment, make proceeding with the Plan inadvisable.

9.	Amendment

This Plan may be amended, modified or supplemented in such manner as may be determined by the Board of Trustees; provided, however, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be paid to the Acquired Fund’s shareholders under this Plan to the detriment of such Fund shareholders without their approval.

10.	Headings; Counterparts; Governing Law; Assignment; Survival; Waiver

10.1	The article and paragraph headings contained in this Plan are for reference purposes only and do not affect in any way the meaning or interpretation of this Plan.

10.2	This Plan will be governed by and construed in accordance with the laws of the State of Delaware.

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10.3	This Plan will be binding upon and inure to the benefit of the Funds and their respective successors and assigns. Nothing herein expressed or implied is intended or will be construed to confer upon or give any person, firm or corporation other than the Funds and their respective successors and assigns any rights or remedies under or by reason of this Plan.

10.4	All persons dealing with the Trust, the Acquired Fund or the Acquiring Fund must look solely to the property of the Trust, the Acquired Fund, or the Acquiring Fund, respectively, for the enforcement of any claims against the Trust, the Acquired Fund or the Acquiring Fund, as neither the Trustees, officers, agents nor shareholders of the Trust assume any personal liability for obligations entered into on behalf of the Trust, the Acquired Fund or the Acquiring Fund. No series of the Trust will be responsible for any obligations assumed by or on behalf of any other series of the Trust under this Plan.

10.5	The obligations set forth herein will not survive the Closing, except for the provisions of paragraph 1.8.

10.6	The Trust, after consultation with counsel and by consent of its Board of Trustees, or any officer, may waive any condition to the obligations hereunder if, in their or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Funds.

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Notices

Any notice, report, statement or demand required or permitted by any provisions of this Plan will be in writing and will be given by prepaid telegraph, telecopy or certified mail addressed to the Trust at 625 Madison Avenue, New York, New York 10022, Attention: President of Mirae Asset Discovery Funds.

IN WITNESS WHEREOF, the Trust has caused this Plan to be executed by a duly authorized officer.

MIRAE ASSET DISCOVERY FUNDS,
acting on behalf of its Asia Great Consumer Fund

By:	/s/ Robert Shea

Title:	Vice President

MIRAE ASSET DISCOVERY FUNDS,
acting on behalf of its Asia Fund

By:	/s/ Robert Shea

Title:	Vice President

Mirae Asset Global Investments (USA) LLC,
with respect to paragraphs 4.3 and 7 only

By:	/s/ Peter T.C. Lee

Title:	Chief Executive Officer

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APPENDIX B

Comparison of Investment Limitations

The following lists the fundamental investment limitations of the Acquired Fund and the Acquiring Fund which are identical. Each Fund’s fundamental investment limitations cannot be changed without approval by a “majority of the outstanding voting securities” of the applicable Fund. Under the 1940 Act, “a majority of the outstanding voting securities” of a Fund is the lesser of (a) 67% or more of the voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of a Fund.

Each Fund has adopted the following fundamental investment limitations, set forth below in their entirety. Each Fund may not:

(a)	Borrow money, except that (a) the Fund, to the extent permitted by applicable law, may borrow from banks (as defined in the 1940 Act), other affiliated investment companies and other persons or through reverse repurchase agreements in amounts up to 33⅓% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

(b)	Issue senior securities to the extent such issuance would violate applicable law.

(c)	Engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(d)	Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

(e)	Purchase physical commodities or contracts relating to physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

(f)	Make loans to other persons except by (i) lending portfolio securities, (ii) entering into repurchase agreements and (iii)acquiring debt instruments or interests in indebtedness in accordance with the Fund’s investment objective and policies.

(g)	Invest more than 25% of its total assets in securities of companies within a single industry, provided that there is no limitation with respect to securities issued or guaranteed by the U.S. Government or any agencies or instrumentalities.

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Additionally, as a fundamental investment policy, each Fund will not make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act. Therefore, each Fund may not purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund’s total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may (taken at current value) be invested without regard to these limitations.

Notwithstanding fundamental investment limitation (a) above, applicable law currently prohibits the Funds from purchasing securities on margin. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. Notwithstanding fundamental investment limitation (g) above, each Fund may invest a substantial amount of its assets (more than 25%) in issuers located in a single country or a limited number of countries

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APPENDIX C

Description of the Share Classes

The share class structures of the Acquired Fund and the Acquiring Fund are identical. The following summarizes the differences among the Class A, Class C and Class I Shares.

Class A Shares

Class A Shares of each Fund pay an annual distribution and service (12b-1) fee equal to 0.25% of average daily net assets of Class A Shares.

You can purchase Class A Shares at the net asset value per share plus an initial sales charge (referred to as the Offering Price). The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

Amount of Purchase	Sales Charge* as a Percentage of Offering Price	Sales Charge* as a Percentage of Net Amount Invested	Dealer Reallowance as a Percentage of the Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.50%
$100,000 but less than $250,000	4.00%	4.17%	3.75%
$250,000 but less than $500,000	3.00%	3.09%	2.75%
$500,000 but less than $1,000,000	2.20%	2.25%	1.95%
$1,000,000 or more	None **	None **	None ***

*	Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages.

**	No initial sales charge applies on investments of $1 million or more. However, a deferred sales charge of 1.00% is imposed on certain redemptions of such investments within 18 months of purchase. See “Purchase and Redemption of Shares – Additional Information About the CDSC for Class A Shares” in the Funds’ Statement of Additional Information (“SAI”) for more information

.***	Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A Shares. See “Purchase and Redemption of Shares – Additional Information About the CDSC for Class A Shares” in the SAI for more information. Please note if a client or financial intermediary is unable to provide account verification on purchases receiving million dollar breakpoints due to rights of accumulation, sales commissions will be forfeited. Purchases eligible for sales charge waivers as described under “Class A Shares – Initial Sales Charge Waivers” are not eligible for sales commissions on purchases of $1 million or more.

No initial sales charge applies to shares that you buy through reinvestment of dividends or capital gains.

You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is set forth below. You may consult your broker, financial intermediary, or financial adviser for assistance.

Initial Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent. If you intend to purchase at least $100,000 of Class A Shares of a Fund, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. The maximum intended investment allowable under a letter of intent is $1,000,000. You would pay a sales charge on any Class A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent.

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You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds will hold such amount in shares in escrow. The Funds will pay the escrowed funds to your accounts when the intended investment is completed, if it is completed within the 13-month period. You must indicate that future purchases are subject to the Letter of Intent.

Rights of Accumulation. The value of eligible accounts across all mutual funds sponsored or advised by Mirae Asset USA (the “Mirae Asset Mutual Funds”) maintained by you and each member of your immediate family may be combined with the value of your current purchase to obtain a lower sales charge for that purchase (according to the chart above). For purposes of obtaining a breakpoint discount, a member of your “immediate family” includes your spouse, parent, stepparent, legal guardian, children and/or stepchildren under age 21, father-in-law, mother-in-law and partnerships created through civil unions, in each case including adoptive relationships. Eligible accounts include:

•	Individual accounts;

•	Joint accounts between the individuals described above;

•	Certain fiduciary accounts;

•	Single participant retirement plans; and

•	Solely controlled business accounts.

Fiduciary accounts include trust and estate accounts. Fiduciary accounts may be aggregated with the accounts described above so long as there are no beneficiaries other than you and members of your immediate family. In addition, a fiduciary can count all shares purchased for a fiduciary account that may have multiple accounts and/or beneficiaries.

For example, if you own Class A Shares of Emerging Markets Fund that have an aggregate value of $100,000, and make an additional investment in Class A Shares of Emerging Markets Fund of $4,000, the sales charge applicable to the additional investment would be 4.00%, rather than the 5.75% normally charged on a $4,000 purchase. Please contact your broker to establish a new account under Rights of Accumulation.

For purposes of determining whether you are eligible for a reduced Class A initial sales charge, investments will be valued at their current offering price (including any applicable sales charge) or the original investment amount, whichever is higher. You should retain any records necessary to substantiate the public offering price originally paid.

To receive a reduction in your Class A initial sales charge, you must let your financial adviser or the Transfer Agent know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial adviser or the Transfer Agent to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge, including, where applicable, information about accounts opened with a different financial adviser.

Certain brokers or financial advisers may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or your financial adviser prior to purchasing a Fund’s shares.

Initial Sales Charge Waivers

Initial sales charges on Class A Shares will be waived for the following types of purchases:

1.       Purchase by any other investment company in connection with the combination of such company with a Fund by merger, acquisition of assets or otherwise.

2.       Reinstatement by a shareholder that has redeemed shares of a Mirae Asset Mutual Fund and reinvests the proceeds in that Mirae Asset Mutual Fund or another Mirae Asset Mutual Fund, provided the reinvestment is made within 90 days of the redemption.

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3.       Fund direct purchases by a tax-exempt organization enumerated in Section 501(c)(3) of the Internal Revenue Code and private, charitable foundations that in each case make a lump-sum purchase of $100,000 or more.

4.       Purchase by a unit investment trust registered under the 1940 Act that has shares of a Fund as a principal investment.

5.       Purchase by a financial institution purchasing Class A Shares of a Fund for clients participating in select fee-based asset allocation programs or wrap fee programs that has an agreement in place with respect to such purchases.

6.       Purchase by a registered investment adviser or financial planner that places trades for its own accounts or the accounts of its clients and that charges a management, consulting or other fees for its services; and any client of such investment adviser or financial planner that places trades for its own account where there is an agreement in place with respect to such purchases.

7.       Purchases by authorized retirement plans serviced or sponsored by a financial intermediary provided that such financial intermediary has entered into an agreement with the Funds or Distributor with respect to such purchases at NAV.

8.       Purchase by an employee or a registered representative of an entity with a selling agreement with the Distributor to sell shares of one or more of the Mirae Asset Mutual Funds.

9.       Purchase by any member of the immediate family of a person qualifying under (8) or (9) above, including a spouse, parent, stepparent, legal guardian, children and/or stepchildren under age 21, father-in-law, mother-in-law and partnerships created through civil unions, in each case including adoptive relationships.

10.      Purchase by a registered management investment company that has an agreement with Mirae Asset USA or the Distributor for that purpose.

11.      Exchanges of Class A Shares of one Mirae Asset Mutual Fund for Class A Shares of another Mirae Asset Mutual Fund.

12.      Purchases by financial intermediaries who have entered into an agreement with the Funds’ distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

Some financial intermediaries do not provide all of the sales charge waivers that are available when you purchase directly from the Funds, including sales charge waivers for certain types of accounts, investors, relationships or transactions. Consult your financial advisor to determine which sales charge waivers, if any, you are entitled to receive when purchasing through your financial intermediary. It is the purchaser’s responsibility to notify the Distributor or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser for sales charge waivers or reductions. For further information on sales charge waivers, contact the Transfer Agent.

Class C Shares

You pay no initial sales charge if you purchase Class C Shares. However, a 1.00% deferred sales charge will apply to redemptions of shares made within 12 months of buying them, as discussed below. Brokers that initiate and are responsible for purchase of Class C Shares may receive a sales commission at the time of sale of up to 1.00% of the purchase price of such Class C Shares of a Fund. No deferred sales charge applies to shares that you buy through reinvestment of dividends or capital gains.

You will also pay an annual distribution and service (12b-1) fee of 1.00% of the average daily net assets of Class C Shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees increase the cost of your investment and may cost you more than paying the initial sales charge associated with Class A Shares. It is generally less advantageous to purchase Class C Shares than Class A Shares in aggregate amounts equal to or greater than $1,000,000. Purchase orders for Class C Shares above this amount generally will not be accepted.

Contingent Deferred Sales Charge (CDSC)

You pay a CDSC of 1.00% when you redeem:

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•	Class A Shares that were bought without paying a front end sales charge as part of an investment of at least $1,000,000 within 18 months of purchase.

•	Class C Shares within 12 months of purchase.

The CDSC is calculated based on the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares purchased through reinvestment of distributions are not subject to a CDSC. These time periods include the time you held Class C Shares of another Mirae Asset Mutual Fund of which you may have exchanged for Class C Shares of the Fund you are redeeming.

You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. For the purposes of the CDSC, we will calculate the holding period of shares acquired through an exchange of shares of a Mirae Asset Mutual Fund from the date you acquired the original shares of such Mirae Asset Mutual Fund.

CDSC Waivers

The CDSC payable upon redemptions of shares will be waived for:

•      Exchanges described in “How To Purchase, Redeem and Exchange Shares – How To Exchange Shares” below;

•      Redemptions within one year of a shareholder’s death;

•      Redemptions in connection with a shareholder’s disability (as defined in the Internal Revenue Code) subsequent to the purchase of the applicable shares;

•      Redemptions made with respect to certain retirement plans sponsored by the Trust, Mirae Asset USA or its affiliates;

•      Minimum required distributions made from an individual retirement account (“IRA”) or other retirement plan account after you reach age 70 ½;

•      Redemptions related to the payment of custodial IRA fees in accounts held directly with the Funds or where a financial intermediary is able to waive the fee pursuant to an agreement in place with the Funds or Distributor;

•      Redemptions initiated by a Fund;

•      Redemptions by retirement plans of shares held in plan level or omnibus accounts maintained by a retirement plan administrator or recordkeeper provided such retirement plan has entered into an agreement with the Funds or Distributor with respect to such redemptions;

•      Redemptions from an account held directly at the Funds when you can demonstrate hardship (including, but not limited to, redemptions related to death, disability or qualified domestic relations order), as determined in the absolute discretion of a Fund; and

•      Redemptions of Class A Shares where no broker was compensated for the sale.

CDSC Aging Schedule

As discussed above, certain investments in Class A and Class C Shares will be subject to a CDSC. The aging schedule applies to the calculation of the CDSC.

Purchases of Class A or Class C Shares made on any day during a calendar month will age one month on the same day of the following month, and the same day of each subsequent month. For example, if an investor purchases Class C Shares of a Fund on April 15, 2018, such purchase of Class C Shares will age one month on May 15, 2018. Therefore, if the investor redeems the Class C Shares purchased prior to April 15, 2019, such investor will be required to pay the 1.00% CDSC.

No CDSC is assessed on the value of your account represented by appreciation or additional shares acquired through the automatic reinvestment of dividends or capital gain distributions. Therefore, when you redeem your shares, only the value of the shares in excess of these amounts (i.e., your direct investment) is subject to a CDSC. The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

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Class I Shares

Class I Shares are not subject to any sales charge. However, Class I Shares are only available to certain investors. Eligible Class I Share investors include:

•      Funds of funds;

•      Participants in authorized retirement plans serviced or sponsored by a financial intermediary provided that such financial intermediary has entered into an agreement with the Funds or Distributor with respect to such purchases;

•      Certain financial intermediaries that charge their customers transaction fees with respect to their customers’ investments in the Funds;

•      Endowments, foundations, corporations, and high net worth individuals using an unaffiliated bank, thrift or trust company that has an agreement with the Distributor and the bank, thrift or trust has discretion over the account;

•      Investors participating in select fee-based arrangements sponsored by non-affiliated broker-dealers and other financial institutions that have entered into agreements with the Distributor; and

•      Directors/trustees, officers and employees of the Trust, Mirae Asset USA, the sub-manager to the Mirae Asset Mutual Funds and/or their respective affiliates for accounts held directly at the Funds (minimums may be waived for such accounts).

Financial intermediaries may have eligibility requirements, including lower investment minimum or plan asset requirements, for their clients or customers investing in Class I Shares that may differ from the requirements for investors purchasing directly from the Fund. Your financial intermediary can help you determine whether you are eligible to buy Class I Shares.

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PART B

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets of

ASIA GREAT CONSUMER FUND

a series of

Mirae Asset Discovery Funds

625 Madison Avenue, 3rd Floor

New York, New York 10022

1-212-205-8300

By and in Exchange for Shares of

Asia Fund

a series of

Mirae Asset Discovery Funds

625 Madison Avenue, 3rd Floor

New York, New York 10022

1-212-205-8300

This Statement of Additional Information, relating specifically to the Reorganization of the Asia Great Consumer Fund (the “Acquired Fund”) into the Asia Fund (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”) consists of this document and the following described documents, each of which is incorporated by reference herein:

-	The Statement of Additional Information of the Trust with respect to the Mirae Asset Discovery Funds, including the Funds, dated August 28, 2017; and

-	The audited financial statements and related Reports of the Independent Registered Public Accounting Firm for the Funds included in Mirae Asset Discovery Funds’ Annual Reports for the fiscal year ended April 30, 2017.

This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Combined Prospectus/Information Statement dated [__________], 2017. A copy of the Combined Prospectus/Information Statement may be obtained without charge by contacting Mirae Asset Discovery Funds, P.O. Box 183165, Columbus, Ohio 43218-3165 or by calling 1-888-335-3417.

The date of this Statement of Additional Information is [__________], 2017.

STATEMENT OF ADDITIONAL INFORMATION

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GENERAL INFORMATION

The Board of Trustees (“Board”) of Mirae Asset Discovery Funds (the “Trust”) reviewed and approved a Plan of Reorganization (the “Plan”) that provides for the Reorganization of the Acquired Fund with and into the Acquiring Fund. The Board determined that the Reorganization is in the best interests of each Fund and that the interests of shareholders of the respective Funds will not be diluted as a result of the Reorganization.

Pursuant to the Plan, the Acquired Fund will transfer of all of its assets to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund and the assumption by the Acquiring Fund of all of the Acquired Fund’s liabilities. The Acquired Fund will then distribute these shares of the Acquiring Fund to its shareholders in complete liquidation of the Acquired Fund. Immediately after the Reorganization, each person who held shares in Acquired Fund will receive a number of full and fractional shares of the corresponding class of the Acquiring Fund equal in value to his or her interest in that share class of the Acquired Fund as of the closing date of the Reorganization.

ADDITIONAL INFORMATION ABOUT THE ACQUIRED Fund AND THE ACQUIRING FUND

This Statement of Additional Information incorporates by reference the following documents, which contain additional information about the Acquired Fund and the Acquiring Fund:

-	The Statement of Additional Information dated August 28, 2017 of the Mirae Asset Discovery Funds with respect to the Funds, as filed with the Securities and Exchange Commission (“SEC”) on August 28, 2017 Registration Nos. 333-166018 and 811-22406, EDGAR accession number 0001447572-17-000038.

FINANCIAL STATEMENTS

Historical financial information regarding the Acquired Fund and the Acquiring Fund is included in the following documents, which are incorporated by reference herein:

-	The audited financial statements and financial highlights and related Report of Independent Registered Public Accounting Firm for the Funds included in Mirae Asset Discovery Funds’ Annual Report for the year ended April 30, 2017 as filed with the SEC on July 7, 2017 (Registration Nos. 333-166018 and 811-22406, EDGAR accession number 0001447572-17-000025. No other parts of the Mirae Asset Discovery Funds’ Annual Report is incorporated herein by reference.

LEGAL MATTERS

Certain legal matters in connection with the issuance of the Acquiring Fund’s shares as part of the Reorganization and certain legal matters concerning the tax consequences of the Reorganization will be passed upon by Drinker Biddle & Reath LLP, counsel to the Trust.

EXPERTS

The audited financial statements of the Acquired Fund and the Acquiring Fund, incorporated by reference in the Statement of Additional Information, have been audited by Ernst & Young LLP, the Trust’s former independent registered public accounting firm to the extent indicated in its report thereon, which is included in the Annual Report to Shareholders of the Acquired Fund and the Acquiring Fund for the fiscal year ended April 30, 2017.

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Pro Forma Financial Information

The following unaudited pro forma financial information gives effect to the proposed reorganization (referred to as the “Reorganization”), accounted as if the Reorganization had occurred as of May 1, 2016. In addition, the pro forma Financial Information has been prepared based upon the proposed fee and expense structure after the Reorganization, as discussed in the combined Proxy Statement/Prospectus.

The pro forma financial information has been estimated in good faith based upon information regarding the Asia Great Consumer Fund (“AGCF” or “Acquired Fund”) and the Asia Fund (“Asia Fund” or the “Acquiring Fund”), each a series of Mirae Asset Discovery Funds (the “Trust”), for the twelve month period ended April 30, 2017. The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Acquired Fund and the Acquiring Fund, which are available in their respective annual and semi–annual shareholder reports.

1. BASIS OF COMBINATION

The unaudited pro forma financial information has been prepared to give effect to the proposed Reorganization of the Acquired Fund into the Acquiring Fund pursuant to a Plan of Reorganization as of the beginning of the period as indicated below in the table.

Acquired Fund	Acquiring Fund	12 Month Period Ended
AGCF	Asia Fund	April 30, 2017

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund, the Acquired Fund, or the Funds’ shareholders as a result of the Reorganization. Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Manager”) will bear all expenses incurred in connection with carrying out the Reorganization.

The Reorganization will be accomplished by the acquisition of substantially all of the Acquired Fund’s assets and the assumption of substantially all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Acquired Fund shareholders in complete liquidation of the Acquired Fund. The Acquiring Fund will issue Class A, Class C and Class I shares, respectively, to Class A, Class C and Class I shareholders, respectively, of the Acquired Fund. The table below shows the shares that the Acquired Fund’s shareholders would have received if the Reorganization were to have taken place on April 30, 2017.

Acquiring Fund Shares Issued
AGCF – Class A	538,492
AGCF – Class C	419,612
AGCF – Class I	4,247,081

2. NET ASSETS

The table below shows the net assets of the Acquired Fund and the Acquiring Fund and pro forma combined net assets (the “Combined Fund”), assuming the Reorganization was completed as of April 30, 2017. The actual net assets at the closing date will differ.

Acquired Fund	Acquiring Fund	Combined Fund Pro Forma
$57,579,471	$13,706,016	$71,285,487

2

3. PRO FORMA ADJUSTMENTS

The table below reflects estimated adjustments to expenses needed to the pro forma Combined Fund as if the Reorganization had taken place on May 1, 2016. The pro forma financial information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and the Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganization other than that noted in footnote 4 associated with the realignment of securities within the portfolios.

Increase (decrease)
Expense Category	in expense

Administration fees (1)	$(69,872)

Fund accounting fees (2)	(45,300)

Transfer agent fees (3)	(60,456)

Compliance services fees (4)	(28,612)

Legal and audit fees (5)	(20,582)

Other expenses (6)	(1,800)

Expenses waived/reimbursed (7)	161,534

(1)	Administration fees were reduced to eliminate the effects of duplicative fees.
(2)	Fund accounting fees were reduced to eliminate the effects of duplicative fees.
(3)	Transfer agent fees were reduced to eliminate the effects of duplicative fees.
(4)	Compliance services are provided by the Manager effective February 1, 2017. Fees for services prior to that date have been eliminated.
(5)	Legal and audit fees were reduced to eliminate the effects of duplicative fees.
(6)	Other expenses were reduced to eliminate the effects of duplicative fees for such services.
(7)	The Manager contractually waived and reimbursed advisory and other expenses of AGCF and Asia Fund in order to limit the annual operating expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses and certain other Fund expenses) through August 31, 2017. Under the terms of an expense limitation agreement between the Manager and the Trust, the expenses of Class A, Class C and Class I are limited to 1.50%, 2.25% and 1.25% (1.70%, 2.45% and 1.45% prior to August 28, 2016), respectively, for AGCF and for Asia Fund. The same limits will apply to the Combined Fund. As such, expenses waived/reimbursed were adjusted according to the effect of the foregoing adjustments and also applying the limits in effect as of April 30, 2017 to the entire pro forma period.

3

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with applicable tax regulations. No significant changes to any existing contracts of the Acquiring Fund are expected as a result of the Reorganization.

4. REORGANIZATION AND TRANSACTIONAL COSTS

The reorganization costs (whether or not the Reorganization is consummated) will be borne by the Manager. The total amount of such expenses for the Reorganization is estimated to be $112,500.

The investment strategies of the Combined Fund are similar to the Acquiring Fund. The Acquired Fund does not expect to sell any of its existing portfolio securities, except in the ordinary course of trading, in connection with the Reorganization.

5. ACCOUNTING SURVIVOR

The Acquiring Fund will be the accounting survivor. The surviving fund will have the lead portfolio manager, portfolio composition, investment objective and strategy, expense structure and policies/restrictions of the Acquiring Fund.

6. SECURITY VALUATION

The Acquiring Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees as of the close of the New York Stock Exchange (generally 4:00 pm Eastern Time). Investments in other investment companies are valued at their published net asset value.

7. FEDERAL TAX INFORMATION

It is the Acquiring Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. At April 30, 2017, the Acquired Fund’s capital loss carryovers, which are not subject to expiration, were $9,594,604. Capital loss carryovers of the Acquiring Fund at April 30, 2017, which are not subject to expiration, were $2,162,785. The Acquiring Fund’s ability to use the capital loss carryovers of the Acquired Fund to offset gains of the Acquiring Fund may be limited by loss limitation rules under Federal tax law.

4

PART C

OTHER INFORMATION

Item 15.	Indemnification:

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust, Section 7(A) of the Registrant’s Services Agreement and Section 7 of the Registrant’s Distribution Agreement.

Article VIII of Registrant’s Agreement and Declaration of Trust dated April 7, 2010 provides as follows:

The Trust shall indemnify each of its Trustees, Advisory Board Members and officers and persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each an “Indemnified Person”), against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants’ and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding of any kind and nature whatsoever, whether brought in the right of the Trust or otherwise, and whether of a civil, criminal or administrative nature, before any court or administrative or legislative body, including any appeal therefrom, in which he or she may be involved as a party, potential party, non-party witness or otherwise or with which he may be threatened, while as an Indemnified Person or thereafter, by reason of being or having been such an Indemnified Person, except that no Indemnified Person shall be indemnified against any liability to the Trust or its Shareholders to which such Indemnified Person would otherwise be subject by reason of bad faith, willful misconduct, gross negligence or reckless disregard of his duties involved in the conduct of such Indemnified Person’s office (such willful misconduct, bad faith, gross negligence or reckless disregard being referred to herein as “Disabling Conduct”). Expenses, including accountants’ and counsel fees so incurred by any such Indemnified Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust or a Series in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Indemnified Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and either (i) such Indemnified Person provides security for such undertaking, (ii) the Trust is insured against losses arising by reason of such payment, or (iii) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Indemnified Person ultimately will be found entitled to indemnification.

Section 7(A) of the Services Agreement provides that the Registrant will indemnify the Administrator, its affiliates and its and their respective officer, director, employees and representatives for, and will defend and hold each Indemnity harmless from, all losses, costs, damages and expenses (including reasonable legal fees) incurred by the Administrator or such person in any action or proceeding between the Administrator and any third party arising from or in connection with the performance of the Services Agreement imposed on, incurred by, or asserted against the Administrator in connection with or arising out of the following: (i) the Services Agreement, except any loss resulting from the bad faith, willful misfeasance, negligence or reckless disregard of the Administrator, in each case in connection with the services set forth in the Agreement; or (ii) any alleged untrue statement of a material fact contained in any registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant of the Registrant or arising out of or based upon any alleged omission to state a material fact required to be stated in any such document or necessary to make the statements in any such document not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Registrant by the Administrator specifically for use in the Offering Document.

Section 7 of the Distribution Agreement states that the Registrant shall indemnify, defend and hold harmless the Distributor, its affiliates and each of their respective members, managers, directors, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of the Securities Act of 1933 (the “Distributor Indemnitees”) free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant  (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law.  However, the Registrant is not obligated to indemnify any of the Distributor Indemnitees shall not be deemed to cover any losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the Registration Statement, Prospectus, annual or interim report, or any such advertising materials or sales literature in reliance upon and in conformity with information relating to the Distributor and furnished to the Registrant or its counsel by the Distributor in writing and acknowledging the purpose of its use. Additionally, the Registrant’s obligation to indemnify, defend and hold free and harmless the Distributor Indemnitees shall not apply to the extent that losses resulted from the Distributor’s willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Distribution Agreement or by reason of its reckless disregard of its obligations under the Distribution Agreement.

C-1

Item 16.		Exhibits:
1	(a)	Mirae Asset Discovery Funds (the “Registrant”) Certificate of Trust filed April 7, 2010. (b)
	(b)	Amendment to the Certificate of Trust. (g)
	(c)	Amendment to the Certificate of Trust.(j)
	(d)	Amendment to the Certificate of Trust.(k)
	(e)	Amendment to the Certificate of Trust. (l)
	(f)	Registrant’s Agreement and Declaration of Trust dated April 7, 2010. (b)
2		Registrant’s By-Laws dated April 7, 2010. (b)
3		Not Applicable
4		Plan of Reorganization is included in Appendix A to the Combined Prospectus/Information Statement included in this registration statement.
5		Portions of the Agreement and Deed of Trust and By-Laws defining the rights of shareholders. (a)
6	(a)	Investment Management Agreement between the Registrant and Mirae Asset Global Investments (USA) LLC. (f)
	(b)	Amendment to the Investment Management Agreement. (g)
	(c)	Amendment 3 to the Investment Management Agreement. (i)
	(d)	Amendment 4 to the Investment Management Agreement. (m)
	(e)	Amendment 5 to the Investment Management Agreement.(o)
	(f)	Sub-Management Agreement between Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA”) and Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong”). (f)
	(g)	Expense Limitation Agreement. (f)
	(h)	Amendment No. 1 to the Expense Limitation Agreement. (f)
	(i)	Amendment No. 2 to the Expense Limitation Agreement. (g)
	(j)	Third Amendment to Schedule A of Expense Limitation Agreement. (i)
	(k)	Fourth Amendment to Schedule A of Expense Limitation Agreement. (i)
	(l)	Fifth Amendment to Schedule A of Expense Limitation Agreement.(j)
	(m)	Sixth Amendment to Schedule A of Expense Limitation Agreement.(k)
	(n)	Seventh Amendment to Schedule A of Expense Limitation Agreement. (l)
	(o)	Eighth Amendment to Schedule A of Expense Limitation Agreement. (m)
	(p)	Ninth Amendment to Schedule A of Expense Limitation Agreement.(o)
	(q)	Tenth Amendment to Schedule A of Expense Limitation Agreement(p)
7	(a)	Distribution Agreement between the Registrant and Funds Distributor, LLC. (f)
	(b)	Second Amendment to the Distribution Agreement. (g)
	(c)	Third Amendment to the Distribution Agreement. (m)
	(d)	Novation to Distribution Agreement between Registrant and Funds Distributor, LLC (p)
	(e)	Distribution Services Agreement between Mirae Asset USA and Funds Distributor, LLC. (f)
	(f	First Amendment to the Distribution Services Agreement. (g)
	(g)	Form of Selling Group Member Agreement. (c)
	(h)	Form of Dealer Agreement. (c)
8		Not applicable.
9	(a)	Global Custodial Services Agreement between the Registrant and Citibank, N.A. (f)
	(b)	Third Revised Appendix A to the Global Custodial Services Agreement between the Registrant and Citibank, N.A. (m)
	(c)	Uncommitted Demand Line of Credit Facility between the Registrant and Citibank, N.A.(p)
10	(a)	Amended Class A Shares Distribution Plan Pursuant to Rule 12b-1. (m)
	(b)	Amended Class C Shares Distribution Plan Pursuant to Rule 12b-1. (m)
11		Opinion and Consent of Drinker Biddle & Reath LLP, with respect to the legality of securities being represented.*
12		Form of Opinion and Consent of Drinker Biddle & Reath LLP, with respect to tax matters.*
13		Not applicable.
14		Consent of Independent Registered Public Accounting Firm.*
15		Not applicable.
16		Powers of Attorney.*
17		Other Exhibits
17	(a)	Prospectus dated August 28, 2017, as supplemented to date, for the Mirae Asset Discovery Funds as filed with the Securities and Exchange Commission (“SEC”) on August 28, 2017 (Registration Nos. 333-166018 and 811-22406, EDGAR accession number 0001447572-17-000038) and incorporated herein by reference.
17	(b)	Statement of Additional Information dated August 28, 2017, as supplemented to date, for the Mirae Asset Discovery Funds as filed with the Securities and Exchange Commission (“SEC”) on August 28, 2017 (Registration Nos. 333-166018 and 811-22406, EDGAR accession number 0001447572-17-000038) and incorporated herein by reference.
17	(c)	Audited financial statements and financial highlights and related Report of Independent Registered Public Accounting Firm for the Mirae Asset Discovery Funds for the year ended April 30, 2017 as filed with the SEC with Mirae Asset Discovery Funds’ Certified Shareholder Report on July 7, 2017 (Registration Nos. 333-166018 and 811-22406, EDGAR accession number 0001447572-17-000025) and incorporated herein by reference. No other parts of the Mirae Asset Discovery Funds’ Annual Report are incorporated herein by reference.

C-2

(a)	Sections 2.9, 2.10, 2.11, 2.12, 2.13, 2.14, 2.15, 3.2, 3.7, 3.8, 3.9, 6.1, 6.2, 6.3, 6.4, 6.5, 6.6, 6.7, 7.1, 7.2, 8.3, 9.2, 9.4, 9.6 of the Registrant’s Agreement and Deed of Trust; Sections 11.1, 11.2 and 11.7 of the Registrant’s By-Laws
(b)	Filed on April 13, 2010 as an exhibit to the Registrant’s initial Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 333-166018) (the “Registration Statement”)
(c)	Filed on August 19, 2010 as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.
(d)	Filed on September 15, 2010 as an exhibit to Pre-Effective Amendment No. 2 to the Registration Statement.
(e)	Filed on January 26, 2011 as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement.
(f)	Filed on August 29, 2011 as an exhibit to Post-Effective Amendment No. 13 to the Registration Statement.
(g)	Filed on January 31, 2012 as an exhibit to Post-Effective Amendment No. 23 to the Registration Statement.
(h)	Filed on February 29, 2012 as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement.
(i)	Filed on August 28, 2012 as an exhibit to Post-Effective Amendment No. 33 to the Registration Statement.
(j)	Filed on August 28, 2013 as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement.
(k)	Filed on August 28, 2014 as an exhibit to Post-Effective Amendment No. 37 to the Registration Statement.
(l)	Filed on August 28, 2015 as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement.
(m)	Filed on November 16, 2015 as an exhibit to Post-Effective Amendment No. 43 to the Registration Statement.
(n)	Filed on December 16, 2015 as an exhibit to Post-Effective Amendment No. 45 to the Registration Statement.
(o)	Filed on August 26, 2016 as an exhibit to Post-Effective Amendment No. 46 to the Registration Statement.
(p)	Filed on August 28, 2017 as an exhibit to Post-Effective Amendment No. 48 to the Registration Statement.
*	Filed herewith.

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post- effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

C-3

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of New York and the State of New York, on the 20th day of September, 2017.

MIRAE ASSET DISCOVERY FUNDS

By:	/s/ Peter T. C. Lee
Peter T. C. Lee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Peter T. C. Lee	Trustee and President	September 20, 2017
Peter T. C. Lee	(Principal Executive Officer)

/s/ Joel Engle	Treasurer	September 20, 2017
Joel Engle	(Principal Financial and Accounting Officer)

John F. McNamara*	Trustee
John F. McNamara

Keith M. Schappert*	Trustee
Keith M. Schappert

Enrique R. Arzac*	Trustee
Enrique R. Arzac

* By:	/s/ Ioannis (John) Tzouganatos	September 20, 2017
Ioannis (John) Tzouganatos
as Attorney-In-Fact pursuant to Power of Attorney

Exhibit Index

Exhibit No.	Description
11	Opinion and Consent of Drinker Biddle & Reath LLP, with respect to the legality of securities being registered.
12	Form of Opinion and Consent of Drinker Biddle & Reath LLP, with respect to tax matters.
14	Consent of Independent Registered Public Accounting Firm
16	Powers of Attorney